VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
January 31, 2025 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 97.8%
Alabama : 2.1%
Alabama Special Care Facilities
Financing Authority,
Methodist Home for Aging
(RB)
5.75%, 06/01/35 (c) $ 1,400 $ 1,396,639
5.75%, 06/01/45 (c) 2,000 1,874,678
6.00%, 06/01/50 (c) 3,900 3,686,630
Alabama State Port Authority
Docks Facilities, Series A (RB)
(AGM)
5.00%, 10/01/29 (c) 1,675 1,726,247
5.00%, 10/01/34 (c) 1,000 1,019,494
Black Belt Energy Gas District,
Project No. 8, Series A (RB)
4.00%, 12/01/52 (c) (p) 7,000 6,912,682
Black Belt Energy Gas District,
Series A (RB)
5.25%, 01/01/54 (c) (p) 5,000 5,317,952
County of Jefferson AL Sewer
Revenue (RB)
5.00%, 10/01/39 (c) 2,500 2,694,083
5.50%, 10/01/53 (c) 3,000 3,218,071
County of Jefferson, Alabama
Sewer Warrants (RB)
5.25%, 10/01/49 (c) 7,140 7,545,671
Homewood Educational
Building Authority (RB)
5.50%, 10/01/54 (c) 1,000 1,041,294
5.50%, 10/01/54 (c) 1,000 1,041,294
Hoover Industrial Development
Board, United States Steel
Corp. Project (RB)
6.38%, 11/01/50 (p) 1,180 1,334,102
Hoover Industrial Development
Board, United States Steel
Corp. Project (RB) (SD CRED
PROG)
5.75%, 10/01/49 (c) 8,540 8,903,579
Jefferson County, Alabama
Sewer Revenue (RB)
5.25%, 10/01/45 (c) 2,175 2,321,676
Mobile County Industrial
Development Authority (RB)
4.75%, 12/01/54 (c) 4,000 3,930,824
5.00%, 06/01/54 (c) 2,000 2,023,791
Montgomery Alabama Medical
Clinic Board of Health Care
Facility, Jackson Hospital and
Clinic (RB)
5.00%, 03/01/33 (c) (d) * 1,350 904,500
Southeast Alabama Gas Supply
District/The (RB)
5.00%, 06/01/49 (c) (p) 1,000 1,062,275
Southeast Energy Authority A
Cooperative District (RB)
5.00%, 11/01/35 (c) 4,615 4,842,759
Par
(000’s) Value
Alabama (continued)
Tuscaloosa County Industrial
Development Authority, Hunt
Refining Project, Series A (RB)
5.25%, 05/01/44 (c) $ 7,000 $ 7,113,754
69,911,995
Alaska : 0.0%
Municipality of Anchorage AK
(RB)
4.50%, 02/01/60 (c) 750 709,657
Northern Tobacco
Securitization Corp., Series
B-2 (RB)
0.00%, 06/01/66 (c) ^ 3,000 407,365
1,117,022
American Samoa : 0.1%
American Samoa Economic
Development Authority,
Series A (RB)
5.00%, 09/01/38 (c) 3,250 3,268,171
6.62%, 09/01/35 (c) 1,000 1,014,698
4,282,869
Arizona : 2.5%
Arizona Industrial Development
Authority (RB)
4.00%, 07/15/51 (c) 500 416,796
5.00%, 07/01/51 (c) 2,420 2,214,667
5.00%, 07/01/51 (c) 1,000 915,152
5.00%, 07/01/54 (c) 1,000 942,735
Arizona Industrial Development
Authority, Academies of Math
and Science (RB)
5.00%, 07/01/39 (c) 1,000 1,008,614
Arizona Industrial Development
Authority, Academies of Math
and Science, Series B (RB)
5.00%, 07/01/29 (c) 200 202,214
Arizona Industrial Development
Authority, American Charter
School Foundation Project
(RB)
6.00%, 07/01/37 (c) 1,195 1,229,141
6.00%, 07/01/47 (c) 2,940 2,996,492
Arizona Industrial Development
Authority, Arizona
Agribusiness and Equine
Center, Inc. Project, Series
B (RB)
5.00%, 03/01/37 (c) 1,545 1,549,379
Arizona Industrial Development
Authority, Basis School
Project, Series A (RB)
5.12%, 07/01/37 (c) 250 252,198
5.25%, 07/01/47 (c) 500 501,768
Arizona Industrial Development
Authority, Basis School
Project, Series D (RB)
5.00%, 07/01/47 (c) 270 270,086
5.00%, 07/01/51 (c) 515 509,768

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Arizona (continued)
Arizona Industrial Development
Authority, Basis School
Project, Series G (RB) (AGM)
5.00%, 07/01/47 (c) $ 500 $ 500,159
Arizona Industrial Development
Authority, Benjamin Franklin
Charter School Projects,
Series A (RB)
5.25%, 07/01/53 (c) 1,000 996,146
Arizona Industrial Development
Authority, Education
Facility, Leman Academy of
Excellence, East and Central
Tucson Projects, Series A (RB)
4.00%, 07/01/29 (c) 400 394,108
Arizona Industrial Development
Authority, Education
Facility, Leman Academy of
Excellence, Series A (RB)
4.50%, 07/01/54 (c) 1,000 874,265
Arizona Industrial Development
Authority, Education Facility,
Series A (RB)
5.25%, 07/01/37 (c) 2,650 2,677,930
Arizona Industrial Development
Authority, Kaizen Education
Project (RB)
5.70%, 07/01/47 (c) 1,000 1,009,915
Arizona Industrial Development
Authority, Point 320 LLC,
Series A (RB)
3.62%, 05/20/33 5,602 5,346,322
Arizona Industrial Development
Authority, Somerset Academy
of Las Vegas, Series A (RB)
4.00%, 12/15/51 (c) 1,400 1,145,950
Chandler Industrial
Development Authority (RB)
4.00%, 06/01/49 (c) (p) 2,000 1,999,005
City of Phoenix Civic
Improvement Corp., Series B
(RB) (BAM)
5.00%, 07/01/44 (c) 2,990 3,049,112
Glendale Industrial
Development Authority,
Beatitudes Campus Project
(RB)
4.00%, 11/15/27 (c) 190 183,626
5.00%, 11/15/40 (c) 1,000 893,164
Glendale Industrial
Development Authority,
Royal Oaks Inspirata Pointe
Project, Series A (RB)
5.00%, 05/15/56 (c) 1,340 1,251,745
Industrial Development
Authority of the City of
Phoenix, Basis Schools, Inc.
Project, Series A (RB)
4.00%, 07/01/25 105 104,875
Par
(000’s) Value
Arizona (continued)
5.00%, 07/01/35 (c) $ 900 $ 902,444
5.00%, 07/01/45 (c) 500 500,081
5.00%, 07/01/46 (c) 1,000 1,000,045
Industrial Development
Authority of the City of
Phoenix, Downtown Student
Housing, Series A (RB)
5.00%, 07/01/42 (c) 1,250 1,262,083
Industrial Development
Authority of the City of
Phoenix, Legacy Traditional
School Project (RB)
5.00%, 07/01/45 (c) 4,435 4,418,432
Industrial Development
Authority of the City of
Phoenix, Legacy Traditional
School Project, Series A (RB)
5.00%, 07/01/36 (c) 750 755,530
Maricopa County Arizona
Industrial Development
Authority, Commercial Metals
Company Project (RB)
4.00%, 10/15/47 (c) 4,300 3,789,272
Maricopa County Arizona
Industrial Development
Authority, Valley Christian
Schools Project, Series A (RB)
6.38%, 07/01/58 (c) 500 492,152
Maricopa County Industrial
Development Authority,
Benjamin Franklin Charter
School Projects, Series A (RB)
6.00%, 07/01/52 (c) 1,000 1,024,420
Maricopa County Industrial
Development Authority,
Legacy Traditional Schools
Projects, Series A (RB) (SD
CRED PROG)
5.00%, 07/01/49 (c) 1,300 1,310,604
5.00%, 07/01/54 (c) 1,400 1,406,353
Maricopa County Industrial
Development Authority,
Legacy Traditional Schools
Projects, Series B (RB)
5.00%, 07/01/39 (c) 500 508,530
5.00%, 07/01/49 (c) 1,990 1,959,146
5.00%, 07/01/54 (c) 500 484,023
Maricopa County Industrial
Development Authority,
Paradise School Project (RB)
5.00%, 07/01/47 (c) 1,750 1,750,622
Phoenix Arizona Industrial
Development Authority,
Falcon Properties LLC,
Project, Series A (RB)
4.15%, 12/01/57 (c) 5,000 3,490,082

Par
(000’s) Value
Arizona (continued)
Phoenix Arizona Industrial
Development Authority,
Guam Facilities Foundation,
Inc. Project (RB)
5.12%, 02/01/34 (c) $ 1,000 $ 951,790
Phoenix Arizona Industrial
Development Authority,
Provident Group - Falcon
Properties LLC, Project, Series
A (RB)
4.00%, 12/01/51 (c) 1,000 717,017
Pima County Industrial
Development Authority,
American Leadership
Academy Project (RB)
5.62%, 06/15/45 (c) 1,250 1,252,190
Pima County Industrial
Development Authority,
Edkey Charter Schools
Project (RB)
5.25%, 07/01/36 (c) (d) * 250 175,000
5.38%, 07/01/46 (c) (d) * 250 175,000
5.50%, 07/01/51 (c) (d) * 250 175,000
Pima County, Industrial
Development Authority,
Edkey Charter School Project
(RB)
5.00%, 07/01/30 (c) (d) * 1,000 700,000
Sacramento County,
Community Facilities District
No. 2005-2 (RB)
5.00%, 12/01/32 2,000 2,145,400
Salt Verde Financial Corp. (RB)
5.00%, 12/01/37 7,105 7,659,596
5.25%, 12/01/25 265 268,651
5.25%, 12/01/27 215 224,207
5.25%, 12/01/28 245 258,344
Sierra Vista Industrial
Development Authority (RB)
6.38%, 06/15/64 (c) 1,000 990,112
Tempe Industrial Development
Authority, Friendship Village
of Tempe (RB)
5.00%, 12/01/54 (c) 355 341,156
Tempe Industrial Development
Authority, Mirabella at ASU
Project, Series A (RB)
6.00%, 10/01/37 (c) 1,200 894,815
6.12%, 10/01/52 (c) 600 386,455
The Industrial Development
Authority of the City of Sierra
Vista, American Leadership
Academy Project (RB)
5.00%, 06/15/44 (c) 1,000 1,000,168
5.00%, 06/15/54 (c) 1,000 975,876
5.00%, 06/15/59 (c) 750 724,884
5.00%, 06/15/64 (c) 3,000 2,870,727
81,375,539
Par
(000’s) Value
Arkansas : 1.3%
Arkansas Development Finance
Authority, Big River Steel
Project (RB)
4.50%, 09/01/49 (c) $ 12,520 $ 12,427,535
4.75%, 09/01/49 (c) 6,000 6,005,604
Arkansas Development Finance
Authority, Environmental
Improvement, United States
Steel Corporation Project (RB)
5.45%, 09/01/52 (c) 19,750 20,390,380
5.70%, 05/01/53 (c) 3,205 3,358,783
42,182,302
California : 13.7%
Alameda Corridor
Transportation Authority (RB)
(AGM)
0.00%, 10/01/53 (c) ^ 1,905 492,551
Alameda Corridor
Transportation Authority,
Second Subordinate Lien,
Series B (RB)
5.00%, 10/01/34 (c) 3,000 3,057,482
5.00%, 10/01/35 (c) 1,650 1,680,142
5.00%, 10/01/36 (c) 2,230 2,269,854
5.00%, 10/01/37 (c) 5,535 5,628,928
Anaheim Community Facilities
District No. 08-1 (ST)
4.00%, 09/01/36 (c) 160 158,664
4.00%, 09/01/41 (c) 615 584,145
4.00%, 09/01/46 (c) 420 382,397
Anaheim Public Financing
Authority, Anaheim Public
Improvement Project, Series
A (RB) (BAM)
5.00%, 09/01/36 (c) 2,000 2,059,697
Antelope Valley Healthcare
District, Series A (RB)
5.25%, 03/01/36 (c) 1,480 1,481,094
California Community Choice
Financing Authority (RB)
5.00%, 07/01/53 (c) (p) 1,580 1,656,781
5.00%, 02/01/55 (c) (p) 1,000 1,070,851
5.00%, 08/01/55 (c) (p) 4,000 4,239,928
5.00%, 11/01/55 (c) (p) 3,000 3,160,700
California Community Choice
Financing Authority, Clean
Energy Project, Series C (RB)
5.25%, 01/01/54 (c) (p) 10,970 11,513,743
California Community Choice
Financing Authority, Clean
Energy, Series B (RB)
5.00%, 01/01/55 (c) (p) 5,000 5,274,591
California Community Choice
Financing Authority, Clean
Energy, Series D (RB)
5.50%, 05/01/54 (c) (p) 10,000 10,561,264

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California Community College
Financing Authority, Orange
Coast College Project (RB)
5.25%, 05/01/53 (c) $ 1,695 $ 1,734,128
California Community Housing
Agency (RB)
3.00%, 02/01/57 (c) 3,500 2,418,254
3.00%, 02/01/57 (c) 1,000 678,768
California Community Housing
Agency, Essential Housing,
Arbors, Series A (RB)
5.00%, 08/01/50 (c) 2,985 2,820,717
California Community Housing
Agency, Essential Housing,
Glendale Properties, Series
A-1 (RB)
4.00%, 02/01/56 (c) 2,000 1,703,849
California Community Housing
Agency, Essential Housing,
Glendale Properties, Series
A-2 (RB)
3.00%, 08/01/56 (c) 4,000 2,872,842
California Community Housing
Agency, Essential Housing,
Serenity at Larkspur, Series
A (RB)
5.00%, 02/01/50 (c) 1,500 1,118,085
California Community Housing
Agency, Essential Housing,
Summit at Sausalito
Apartments, Series A-2 (RB)
4.00%, 02/01/50 (c) 2,000 1,549,897
California Community Housing
Agency, Series A-1 (RB)
4.00%, 02/01/56 (c) 4,500 3,869,509
California Community
Housing Agency, Stoneridge
Apartments, Series A (RB)
4.00%, 02/01/56 (c) 4,000 3,203,608
California County Tobacco
Securitization Agency, Golden
Gate Tobacco, Series A (RB)
5.00%, 06/01/36 (c) 15 14,669
California County Tobacco
Securitization Agency, Series
A (RB)
4.00%, 06/01/49 (c) 1,050 964,050
California Enterprise
Development Authority (RB)
5.00%, 06/01/44 (c) 500 505,160
5.00%, 06/01/54 (c) 1,000 996,877
California Enterprise
Development Authority, The
Rocklin Academy Project (RB)
5.00%, 06/01/54 (c) 500 508,246
5.00%, 06/01/64 (c) 1,000 1,011,540
California Health Facilities
Financing Authority (RB)
4.00%, 04/01/49 (c) 1,450 1,376,269
Par
(000’s) Value
California (continued)
5.00%, 12/01/31 $ 2,500 $ 2,767,987
5.25%, 12/01/49 (c) 7,230 7,835,847
California Health Facilities
Financing Authority, Adventist
Health System, Series A (RB)
5.25%, 12/01/44 (c) 3,175 3,402,089
California Health Facilities
Financing Authority, Adventist
Health System. Series A (RB)
5.00%, 12/01/34 (c) 2,000 2,214,356
California Health Facilities
Financing Authority,
Children's Hospital, Series A
(RB)
4.00%, 08/15/49 (c) 250 216,187
4.20%, 08/15/42 (c) 500 473,755
5.00%, 08/15/37 (c) 460 469,966
5.00%, 08/15/42 (c) 990 1,003,634
California Health Facilities
Financing Authority, Series
A (RB)
4.00%, 03/01/39 (c) 1,910 1,907,203
California Health Facilities
Financing Authority, Sutter
Health, Series A (RB)
5.00%, 11/15/48 (c) 590 602,171
California Housing Finance
Agency (RB)
3.25%, 08/20/36 1,900 1,779,590
3.50%, 11/20/35 2,353 2,250,689
California Housing Finance
Agency, Series A (RB)
4.00%, 03/20/33 7,124 7,131,079
California Infrastructure &
Economic Development
Bank, California Science
Center Phase III Project,
Series A (RB)
4.00%, 05/01/55 (c) 1,000 928,737
California Infrastructure &
Economic Development Bank,
California State Teachers
Retirement System (RB)
5.00%, 08/01/32 (c) 1,085 1,180,175
California Infrastructure &
Economic Development Bank,
Charter School Portfolio
Project, Series A-1 (RB)
5.00%, 01/01/55 (c) 1,000 965,364
California Infrastructure &
Economic Development
Bank, Senior National Charter
School, Series B (RB)
5.00%, 11/01/49 (c) 250 265,400
5.00%, 11/01/59 (c) 1,180 1,239,395

Par
(000’s) Value
California (continued)
California Infrastructure and
Economic Development Bank,
Brightline West Passenger
Rail Project, Series A-4 (RB)
8.00%, 01/01/50 (c) (p) $ 3,000 $ 3,089,738
California Municipal Finance
Authority (RB)
5.00%, 09/01/54 (c) 250 269,035
5.38%, 01/01/55 (c) 1,500 1,507,362
5.50%, 01/01/60 (c) 1,000 1,010,604
5.88%, 05/01/59 (c) 570 586,568
California Municipal Finance
Authority (RB) (AGM)
5.00%, 12/31/33 (c) 3,800 3,916,537
California Municipal Finance
Authority, California Baptist
University, Series A (RB)
5.50%, 11/01/45 (c) 500 502,234
6.12%, 11/01/33 (c) 900 901,835
California Municipal Finance
Authority, Charter School
Santa Rosa Academy Project,
(RB)
5.00%, 07/01/62 (c) 1,000 991,586
California Municipal Finance
Authority, CHF-Davis I, LLC -
West Village Student Housing
Project (RB)
5.00%, 05/15/38 (c) 500 520,045
California Municipal Finance
Authority, CHF-Davis I, LLC -
West Village Student Housing
Project (RB) (BAM)
4.00%, 05/15/48 (c) 150 140,745
California Municipal Finance
Authority, CHF-Davis II,
LLC - Orchard Park Student
Housing Project (RB) (BAM)
4.00%, 05/15/46 (c) 5,000 4,892,865
California Municipal Finance
Authority, CHF-Davis II,
LLC - Orchard Park Student
Housing Project, Series A (RB)
(BAM)
4.00%, 05/15/41 (c) 1,500 1,502,391
California Municipal Finance
Authority, Community
Medical Centers, Series A (RB)
4.00%, 02/01/42 (c) 1,165 1,115,179
California Municipal Finance
Authority, Eisenhower
Medical Center, Series A (RB)
5.00%, 07/01/30 (c) 200 206,385
5.00%, 07/01/31 (c) 250 257,469
California Municipal Finance
Authority, John Adams
Academies Lincoln Project,
Series A (RB)
5.00%, 10/01/39 (c) 500 500,827
Par
(000’s) Value
California (continued)
5.00%, 10/01/49 (c) $ 500 $ 478,128
5.00%, 10/01/57 (c) 500 468,699
California Municipal Finance
Authority, Julian Charter
School Project, Series A (RB)
5.62%, 03/01/45 (c) 2,390 2,270,051
California Municipal Finance
Authority, LINXS APM Project,
Series A (RB)
5.00%, 06/30/28 65 67,466
5.00%, 06/30/29 (c) 600 622,136
5.00%, 12/31/29 (c) 500 518,291
5.00%, 12/31/43 (c) 7,675 7,734,447
California Municipal Finance
Authority, LINXS APM Project,
Series A (RB) (AGM)
3.00%, 12/31/30 (c) 1,950 1,832,627
5.00%, 06/30/31 (c) 1,035 1,071,238
5.00%, 12/31/34 (c) 700 720,304
5.00%, 12/31/37 (c) 1,000 1,022,791
5.00%, 12/31/47 (c) 1,750 1,755,401
California Municipal Finance
Authority, Northbay
Healthcare Group, Series A
(RB)
5.25%, 11/01/47 (c) 230 229,704
California Municipal Finance
Authority, Palmdale
Aerospace Academy, Series
A (RB)
5.00%, 07/01/38 (c) 130 131,170
5.00%, 07/01/41 (c) 500 500,449
5.00%, 07/01/49 (c) 1,000 990,215
California Municipal Finance
Authority, PRS-California
Obligated Group Projects,
Series A (RB)
5.00%, 11/15/44 (c) 1,000 1,053,725
5.00%, 04/01/54 (c) 1,000 1,039,523
California Municipal Finance
Authority, Social Bonds -
Healthright 360, Series A (RB)
5.00%, 11/01/49 (c) 1,000 908,711
California Municipal Finance
Authority, UCR Dundee-
Glasgow Student Housing
Project (RB) (BAM)
4.00%, 05/15/48 (c) 250 234,575
California Municipal Finance
Authority, United Airlines,
Inc., International Airport
Project (RB)
4.00%, 07/15/29 19,000 18,877,306
California Pollution Control
Financing Authority, Poseidon
Resources LP Desalination
Project (RB) (ACA)
5.00%, 07/01/37 (c) 5,000 5,009,282

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California Pollution Control
Financing Authority, Solid
Waste Disposal, CalPlant I
Project (RB)
7.00%, 07/01/22 (d) * $ 1,000 $ 13,500
7.50%, 07/01/32 (c) (d) * 10,500 141,750
7.50%, 12/01/39 (c) (d) * 6,863 69
8.00%, 07/01/39 (c) (d) * 6,635 89,572
California Pollution Control
Financing Authority, Solid
Waste Disposal, CalPlant I
Project (RB) (SAW)
7.50%, 07/01/32 (d) * 1,000 13,500
California Pollution Control
Financing Authority, Water
Furnishing Poseidon
Resources (Channelside) LP
Desalination Project (RB)
5.00%, 07/01/38 (c) 1,000 1,061,984
California Public Finance
Authority (RB)
5.88%, 06/01/39 (c) 1,000 986,112
6.38%, 06/01/59 (c) 5,000 4,873,794
6.50%, 06/01/54 (c) 2,000 1,997,163
California Public Finance
Authority, Enso Village
Project, Series A (RB)
5.00%, 06/01/54 (c) 400 379,365
California School Finance
Authority (RB)
5.00%, 06/01/64 (c) 1,000 969,829
5.50%, 07/01/54 (c) 1,000 999,945
5.60%, 07/01/64 (c) 1,250 1,249,930
California School Finance
Authority, Charter School
Facility, Grimmway School,
Series A (RB)
5.00%, 07/01/36 (c) 2,000 2,020,805
California School Finance
Authority, Charter School,
John Adams Academies,
Series A (RB)
5.00%, 07/01/52 (c) 1,000 958,235
California School Finance
Authority, NCCD-Santa Rosa
Properties LLC, Series A (RB)
4.00%, 11/01/51 (c) 1,000 841,349
California School Finance
Authority, River Springs
Charter School Project, Series
A (RB)
5.00%, 07/01/47 (c) 2,000 2,005,760
6.38%, 07/01/46 (c) 5,000 5,062,812
California School Finance
Authority, Rocketship
Education, Series A (RB)
5.12%, 06/01/47 (c) 250 246,547
5.25%, 06/01/52 (c) 250 247,474
Par
(000’s) Value
California (continued)
California Statewide
Communities Development
Authority (RB)
3.00%, 04/01/51 (c) $ 2,000 $ 1,447,452
California Statewide
Communities Development
Authority, Baptist University,
Series A (RB)
3.50%, 11/01/27 950 930,719
5.00%, 11/01/41 (c) 1,000 1,002,898
6.38%, 11/01/43 (c) 1,000 1,001,415
California Statewide
Communities Development
Authority, College Housing
(RB)
5.25%, 07/01/49 (c) 250 251,677
California Statewide
Communities Development
Authority, Daughters of
Charity Health System, Series
A (RB)
5.50%, 07/01/39 (c) (d) * 8 7,144
5.75%, 07/01/24 (c) (d) * 1 1,367
California Statewide
Communities Development
Authority, Daughters of
Charity Health System, Series
H (RB)
5.75%, 07/01/25 (c) (d) * 0 201
California Statewide
Communities Development
Authority, Irvine East Campus
Armaments, CHF-Irvine, LLC
(RB)
5.00%, 05/15/30 (c) 385 393,180
5.00%, 05/15/33 (c) 545 555,174
California Statewide
Communities Development
Authority, Lancer Educational
Student Housing Project,
Series A (RB)
5.00%, 06/01/39 (c) 435 440,368
California Statewide
Communities Development
Authority, Lancer Plaza
Project (RB)
5.62%, 11/01/33 (c) 965 966,121
California Statewide
Communities Development
Authority, Loma Linda
University Medical Center,
Series A (RB)
5.00%, 12/01/36 (c) 3,595 3,643,431
5.00%, 12/01/41 (c) 17,050 17,199,182
5.25%, 12/01/44 (c) 6,340 6,342,846
5.25%, 12/01/48 (c) 1,000 1,019,256
5.25%, 12/01/56 (c) 14,900 14,986,196
5.50%, 12/01/54 (c) 11,630 11,634,839
5.50%, 12/01/58 (c) 3,500 3,581,878

Par
(000’s) Value
California (continued)
California Statewide
Communities Development
Authority, Provident Group
Pomona Properties LLC,
Series A (RB)
5.00%, 12/01/46 (c) $ 4,730 $ 4,754,268
California Statewide
Communities Development
Authority, University of
California, Irvine East Campus
Apartments (RB)
3.50%, 05/15/36 (c) 615 589,141
California Statewide
Communities Development
Authority, University of
California, Irvine East Campus
Apartments, Phase IV-A (RB)
5.00%, 05/15/47 (c) 3,170 3,202,504
California Statewide Financing
Authority, Pooled Tobacco
Securitization Program,
Series C (RB)
6.00%, 05/01/43 (c) 900 920,512
City & County of San Francisco,
Special Tax District No 2020-
1, Series A (ST)
4.00%, 09/01/41 (c) 1,635 1,523,795
City of Fontana, Community
Facilities District No. 109,
Narra Hills (ST)
5.00%, 09/01/49 (c) 1,000 1,039,979
5.00%, 09/01/54 (c) 1,400 1,453,567
City of Fontana, Community
Facilities District No. 90 (ST)
4.00%, 09/01/51 (c) 500 454,168
City of Fremont, Community
Facilities District No. 1 (ST)
5.00%, 09/01/40 (c) 250 251,021
City of Irvine, Community
Facilities District No. 2013-3
(ST)
4.00%, 09/01/32 (c) 230 230,768
4.00%, 09/01/33 (c) 250 250,638
4.00%, 09/01/34 (c) 250 250,519
City of Irvine, Reassessment
District No. 15-2 (SA)
5.00%, 09/02/42 (c) 750 753,342
City of Rancho Cordova,
Sunridge Anatolia community
Facilities District No. 2003-1
(ST)
4.00%, 09/01/37 (c) 180 176,607
City of Rocklin, Community
Facilities District No. 10 (ST)
5.00%, 09/01/39 (c) 810 814,693
Par
(000’s) Value
California (continued)
City of Roseville, Amoruso
Ranch Community Facilities
District No.1, Improvement
Area No.1 (ST)
5.00%, 09/01/49 (c) $ 1,000 $ 1,034,464
City of Roseville, Fiddyment
Ranch Community Facilities
District No. 1 (ST)
3.75%, 09/01/36 (c) 500 479,924
5.00%, 09/01/34 (c) 155 159,325
City of Roseville, Fiddyment
Ranch Community Facilities
District No. 5 (ST)
5.00%, 09/01/47 (c) 3,450 3,488,982
City of Roseville, Westpark
Community Facility District
No. 1 (ST)
5.00%, 09/01/37 (c) 200 201,143
City of San Clemente, Facilities
District No. 2006-1 (ST)
5.00%, 09/01/40 (c) 1,045 1,050,098
CMFA Special Finance Agency
VII Essential Housing, The
Breakwater Apartments,
Series A-1 (RB)
3.00%, 08/01/56 (c) 4,000 2,750,956
CMFA Special Finance Agency
VIII, Essential Housing, Series
A-1 (RB)
3.00%, 08/01/56 (c) 8,360 5,707,794
CMFA Special Finance Agency
XII (RB)
3.25%, 02/01/57 (c) 3,000 2,166,633
CMFA Special Finance Agency
XII, Essential Housing, Series
A-2 (RB)
4.38%, 08/01/49 (c) 1,000 828,515
CMFA Special Finance Agency,
Essential Housing, Series A-1
(RB)
4.00%, 08/01/56 (c) 2,500 2,169,579
Compton Public Finance
Authority (RB)
4.00%, 09/01/27 (c) 600 599,982
4.50%, 09/01/32 (c) 1,585 1,585,144
Corona California, Community
Facilities District No. 2018-1
(ST)
5.00%, 09/01/54 (c) 500 515,596
County of Los Angeles
Community Facilities District
No 2021-01 (ST)
5.00%, 09/01/47 (c) 1,000 1,031,826
County of Los Angeles,
Community Facilities District
No. 2019-1 of the Sulphur
Union School District, Series
A (ST)
5.00%, 09/01/54 (c) 1,000 1,042,215

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
CSCDA Community
Improvement Authority (RB)
2.80%, 03/01/47 (c) $ 1,935 $ 1,437,570
3.00%, 09/01/56 (c) 2,060 1,426,750
3.12%, 07/01/56 (c) 2,500 1,683,836
3.25%, 04/01/57 (c) 3,000 2,206,485
3.60%, 05/01/47 (c) 2,000 1,645,199
5.00%, 07/01/51 (c) 1,500 1,428,166
CSCDA Community
Improvement Authority (RB)
(NATL)
4.00%, 10/01/56 (c) 2,500 2,143,423
CSCDA Community
Improvement Authority,
Atlanta-Glendale, Series A-1
(RB)
3.50%, 10/01/46 (c) 1,000 810,895
CSCDA Community
Improvement Authority,
Atlanta-Glendale, Series A-2
(RB)
4.00%, 10/01/56 (c) 7,750 6,055,632
CSCDA Community
Improvement Authority, City
of Orange Portfolio, Series
A-2 (RB)
3.00%, 12/01/56 (c) 2,000 1,393,019
3.00%, 03/01/57 (c) 4,000 2,810,182
CSCDA Community
Improvement Authority,
Essential Housing Mezzanine
Lien, Series B (RB)
4.00%, 04/01/57 (c) 1,000 728,661
CSCDA Community
Improvement Authority,
Essential Housing, The Link
Glendale, Series A-1 (RB)
3.00%, 07/01/45 (c) 1,000 788,762
CSCDA Community
Improvement Authority,
Jefferson-Anaheim, Series
A-2 (RB)
3.12%, 08/01/56 (c) 4,205 3,199,214
CSCDA Community
Improvement Authority, Link-
Glendale, Series A-2 (RB)
4.00%, 07/01/56 (c) 5,350 4,142,943
CSCDA Community
Improvement Authority,
Millennium South Bay-
Hawthorne, Series A-1 (RB)
3.25%, 07/01/56 (c) 2,000 1,374,089
CSCDA Community
Improvement Authority,
Moda at Monrovia Station,
Series A-1 (RB)
3.40%, 10/01/46 (c) 2,000 1,574,997
Par
(000’s) Value
California (continued)
CSCDA Community
Improvement Authority,
Monterey Station
Apartments, Series A-1 (RB)
3.00%, 07/01/43 (c) $ 2,500 $ 1,966,964
CSCDA Community
Improvement Authority, Park
Crossing Apartments, Series
B (RB)
4.00%, 12/01/48 (c) 1,000 766,924
CSCDA Community
Improvement Authority,
Pasadena Portfolio, Series
A-1 (RB)
2.65%, 12/01/46 (c) 2,615 2,033,041
CSCDA Community
Improvement Authority,
Vineyard Gardens
Apartments, Series B (RB)
4.00%, 10/01/48 (c) 500 367,364
CSCDA Community
Improvement Authority,
Wood Creek Apartments,
Series A-2 (RB)
4.00%, 12/01/58 (c) 3,000 2,245,916
Dublin Community Facilities
District No 2015-1 (ST)
5.00%, 09/01/37 (c) 1,150 1,180,019
5.00%, 09/01/39 (c) 500 518,593
5.00%, 09/01/44 (c) 500 513,763
5.00%, 09/01/47 (c) 485 490,715
5.00%, 09/01/49 (c) 500 509,774
Folsom Ranch Financing
Authority (ST)
5.00%, 09/01/32 (c) 1,100 1,138,149
5.00%, 09/01/37 (c) 2,000 2,054,183
Folsom Ranch Financing
Authority, Folsom
Community Facilities District
No. 18 (ST)
5.00%, 09/01/49 (c) 1,000 1,038,399
Golden State Tobacco
Securitization Corp.,
California Tobacco
Settlement, Series B-2 (RB)
0.00%, 06/01/66 (c) ^ 71,000 8,339,142
Independent Cities Finance
Authority, Mobil Home Park,
Series A (RB)
3.75%, 10/15/46 (c) 250 215,444
Inland Empire Tobacco
Securitization Authority,
Series C-2 (RB)
0.00%, 06/01/47 (c) ^ 100,000 20,128,360
Irvine Unified School District
(ST)
5.00%, 09/01/51 (c) 1,075 1,087,358

Par
(000’s) Value
California (continued)
Lake Elsinore Public Financing
Authority, Local Agency (ST)
5.00%, 09/01/40 (c) $ 405 $ 406,700
Lincoln Public Financing
Authority, Twelve Bridges,
Series B (SA)
6.00%, 09/02/27 (c) 16 16,040
Los Angeles County, California
Community Facilities District
No. 2021-01, Valencia-
Facilities Improvement Area
No. 2 (ST)
5.00%, 09/01/54 (c) 500 512,867
M-S-R Energy Authority (RB)
7.00%, 11/01/34 6,000 7,374,881
MSR Energy Authority, Series
A (RB)
6.12%, 11/01/29 380 403,888
MSR Energy Authority, Series
B (RB)
6.50%, 11/01/39 3,000 3,706,577
Orange County Community
Facilities District No. 1, Series
A (ST)
4.25%, 08/15/38 (c) 975 975,924
5.25%, 08/15/45 (c) 455 457,059
Pajaro Valley Health Care
District, Counties of Santa
Cruz and Monterey,
California, Series A (GO)
5.00%, 09/01/54 (c) 500 513,645
Palm Desert California
Improvement, Section 29
Assessment District No. 2004-
02 (SA)
4.00%, 09/02/37 (c) 1,100 1,076,054
Palomar Health (RB)
5.00%, 11/01/31 (c) 250 235,063
Palomar Pomerado Health,
Series A (GO) (NATL)
0.00%, 08/01/25 ^ 125 122,158
Perris Union High School
District Financing Authority
(ST)
5.00%, 09/01/41 (c) 1,000 1,000,490
Poway Unified School District
Public Financing Authority,
Series A (ST)
5.00%, 09/01/34 (c) 750 755,238
River Islands Public Financing
Authority (ST)
4.50%, 09/01/44 (c) 1,700 1,665,296
5.00%, 09/01/54 (c) 1,000 1,008,042
River Islands Public Financing
Authority, Community
Facilities District No. 2003-1,
Series A-1 (ST)
5.00%, 09/01/38 (c) 500 514,202
Par
(000’s) Value
California (continued)
Romoland School District No.
2004-1 (ST)
5.00%, 09/01/48 (c) $ 500 $ 508,210
Sacramento County,
Community Facilities District
No. 2005-2 (ST)
5.00%, 09/01/40 (c) 345 348,839
5.00%, 09/01/45 (c) 495 498,868
San Francisco California City &
County Airport Commission
International Airport, SFO
Fuel Company LLC, Series A
(RB)
5.00%, 01/01/47 (c) 1,475 1,495,885
San Francisco City & County
Airport Comm-San Francisco
International Airport (RB)
5.00%, 05/01/32 3,000 3,269,509
5.00%, 05/01/33 1,250 1,370,572
5.00%, 05/01/35 (c) 2,000 2,185,961
5.00%, 05/01/35 750 829,904
5.50%, 05/01/55 (c) 6,000 6,492,707
San Jacinto Unified School
District Financing Authority
(ST)
5.00%, 09/01/49 (c) 300 304,378
San Joaquin Hills
Transportation Corridor
Agency, Junior Lien Toll Road,
Series B (RB)
5.25%, 01/15/49 (c) 100 100,042
San Joaquin Hills
Transportation Corridor
Agency, Toll Road, Series A
(RB) (NATL)
0.00%, 01/15/32 ^ 145 111,818
0.00%, 01/15/36 ^ 105 67,926
San Joquin Hills Transportation
Corridor Agency, Series A (RB)
4.00%, 01/15/34 (c) 3,130 3,235,749
Saugus Hart School Facilities
Financing Authority,
Community Facilities District
No. 2006-1 (ST)
5.00%, 09/01/41 (c) 500 503,210
Successor Agency of Pttsburg,
Los Medanos Community
Development Project, Series
A (TA) (AGM)
5.00%, 09/01/29 (c) 1,020 1,048,697
Tejon Ranch Public Facilities
Finance Authority (ST)
5.00%, 09/01/54 (c) 1,000 1,025,734
Tobacco Securitization
Authority of Southern
California, Series B (RB)
0.00%, 06/01/46 (c) ^ 5,000 1,266,034

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
Tustin Community Facilities
District, Series A (ST)
5.00%, 09/01/40 (c) $ 100 $ 100,516
5.00%, 09/01/45 (c) 100 100,347
Val Verde Unified School
District (ST)
5.00%, 09/01/37 (c) 750 751,288
William S. Hart Union High
School District No. 2015-1
(ST)
5.00%, 09/01/42 (c) 445 449,899
445,997,233
Colorado : 2.0%
Aerotropolis Colorado Regional
Transportation Authority (RB)
4.38%, 12/01/52 (c) 3,000 2,535,901
Arkansas River Power
Authority, Power Supply
System, Series A (RB)
5.00%, 10/01/43 (c) 2,010 2,027,922
Base Village Metropolitan
District No. 2, Series A (GO)
5.75%, 12/01/46 (c) 1,000 1,000,478
Brighton Crossing Metropolitan
District No. 6, Series A (GO)
5.00%, 12/01/35 (c) 500 506,411
5.00%, 12/01/40 (c) 500 500,559
Canyons Metropolitan District
No. 5, Colorado Limited Tax,
Series A (GO) (BAM)
5.25%, 12/01/59 (c) 1,000 1,073,805
Centerra Metropolitan District
No 1 in Larimer County,
Colorado, Series A (GO)
5.00%, 12/01/51 (c) 1,000 933,542
Centerra Metropolitan District
No. 1 (TA)
5.00%, 12/01/29 (c) 500 501,237
5.00%, 12/01/37 (c) 500 497,430
5.00%, 12/01/47 (c) 500 475,742
City and County of Denver,
United Airlines, Inc. Project
(RB)
5.00%, 10/01/32 (c) 10,195 10,198,440
City of Fruita, Colorado
Healthcare Canyons Hospital
and Medical Center, Series
B (RB)
5.50%, 01/01/48 (c) 2,250 2,196,382
Colorado Educational and
Cultural Facilities Authority,
Rocky Mountain Classical
Academy Project (RB)
5.00%, 10/01/49 (c) 500 485,480
Colorado Health Facilities
Authority, CommonSpirit
Health, Series A-2 (RB)
3.25%, 08/01/49 (c) 5 3,905
4.00%, 08/01/49 (c) 4,735 4,274,007
Par
(000’s) Value
Colorado (continued)
5.00%, 08/01/44 (c) $ 2,000 $ 2,037,048
Colorado Health Facilities
Authority, Covenant
Retirement Communities,
Inc., Series A (RB)
5.00%, 12/01/35 (c) 1,000 1,000,543
Colorado Health Facilities
Authority, Senior Living
Second Tier, American Eagle
Portfolio Project Series B-1
(RB)
2.00%, 07/01/57 (c) 536 42,893
Colorado High Performance
Transportation Enterprise,
C-470 Express Lanes (RB)
5.00%, 12/31/51 (c) 350 345,344
Crowfoot Valley Ranch
Metropolitan District No. 2,
Series B (GO)
6.12%, 12/15/54 (c) 750 745,530
Fountain Urban Renewal
Authority, South Academy
Highlands Project, Series A
(TA)
4.50%, 11/01/29 (c) 670 653,258
5.25%, 11/01/37 (c) 1,000 959,872
Green Valley Ranch East
Metropolitan District No. 6,
Series A (GO)
5.88%, 12/01/50 (c) 1,000 1,004,008
Jefferson Center Metropolitan
District No. 1, Series A-2 (RB)
4.38%, 12/01/47 (c) 1,500 1,382,593
Kinston Metropolitan District
No. 5, Series A (GO)
5.12%, 12/01/50 (c) 1,000 967,569
Painted Prairie Public
Improvement Authority (RB)
5.00%, 12/01/39 (c) 1,000 964,702
Palisade Metropolitan District
No 2 (RB)
5.88%, 12/15/54 (c) 1,000 911,406
Peak Metropolitan District No.
1, El Paco County, Series A
(GO)
4.00%, 12/01/35 (c) 540 480,687
Prairie Center Metropolitan
District No. 3, Adams County,
Series A (RB)
5.00%, 12/15/41 (c) 4,000 4,016,709
Public Authority for Colorado
Energy Natural Gas (RB)
6.50%, 11/15/38 2,000 2,395,329
Puerto Rico Sales Tax Financing
Corp., Series A-2 (RB)
3.62%, 12/01/44 (c) 937 702,507

Par
(000’s) Value
Colorado (continued)
Rampart Range Metropolitan
District No. 5, Colorado
Limited Tax Supported and
Special Bonds (RB)
4.00%, 12/01/51 (c) $ 3,000 $ 2,518,426
Regional Transportation
District, Denver Transit
Partners Eagle P3 Project,
Series A (RB)
4.00%, 07/15/39 1,500 1,470,820
Southglenn Metropolitan
District (GO)
5.00%, 12/01/46 (c) 838 794,946
Southlands Metropolitan
District No. 1, Series A-1 (GO)
5.00%, 12/01/47 (c) 1,200 1,193,332
St. Vrain Lakes Metropolitan
District No. 4, Colorado,
Series A (GO)
6.75%, 09/20/54 (c) 1,000 726,695
Sterling Ranch Community
Authority Board (RB)
5.75%, 12/01/54 (c) 1,000 1,009,506
Sterling Ranch Community
Authority Board, Colorado
Limited Tax, Series A (RB)
4.25%, 12/01/50 (c) 1,000 909,680
6.50%, 12/01/54 (c) 1,000 1,037,164
Sterling Ranch Community
Authority Board, Douglas
County, Colorado (SA)
5.62%, 12/01/43 (c) 880 907,343
Velocity Metropolitan District
No. 3 (GO)
5.12%, 12/01/34 (c) 500 499,671
5.38%, 12/01/39 (c) 1,500 1,479,983
Verve Metropolitan District No.
1 (GO)
5.00%, 12/01/36 (c) 1,025 961,050
5.75%, 12/01/33 (c) 1,000 1,003,506
Village Metropolitan District/
The (GO)
5.00%, 12/01/49 (c) 1,750 1,760,391
Windler Public Improvement
Authority, Series A-1 (RB)
(BAM)
4.00%, 12/01/36 (c) 1,000 902,095
4.00%, 12/01/41 (c) 1,000 839,825
63,835,672
Connecticut : 0.7%
Bridgeport Housing Authority,
Energy Performance
Equipment (RB)
5.60%, 06/01/26 (c) 430 428,552
City of New Haven CT (GO)
(AGC)
5.00%, 08/01/32 1,000 1,120,240
Par
(000’s) Value
Connecticut (continued)
Connecticut State Health
& Educational Facilities
Authority (RB)
4.00%, 07/01/30 $ 1,000 $ 1,026,701
Connecticut State Health
and Educational Facilities
Authority, Church Home of
Harford, Series A (RB)
5.00%, 09/01/46 (c) 3,500 3,396,454
5.00%, 09/01/53 (c) 1,200 1,128,785
Connecticut State Health
and Educational Facilities
Authority, Griffin Hospital,
Series G (RB)
5.00%, 07/01/44 (c) 1,100 1,049,996
5.00%, 07/01/50 (c) 2,630 2,420,282
Connecticut State Health
and Educational Facilities
Authority, Mary Wade Home
Issue, Series A-1 (RB)
5.00%, 10/01/54 (c) 5,000 3,953,274
Connecticut State Health
and Educational Facilities
Authority, McLean Issue,
Series A (RB)
5.00%, 01/01/55 (c) 2,000 1,730,867
Connecticut State Health
and Educational Facilities
Authority, Nuvance Health
Issue, Series A (RB)
5.00%, 07/01/33 (c) 1,000 1,044,896
Connecticut State Health
and Educational Facilities
Authority, University of
Hartford, Series N (RB)
4.00%, 07/01/44 (c) 250 196,990
Connecticut State Health
and Educational Facilities
Authority, University of
Hartford, Series N (RB) (SD
CRED PROG)
4.00%, 07/01/49 (c) 250 191,081
Steel Point Infrastructure
Improvement District (TA)
4.00%, 04/01/41 (c) 1,125 1,052,008
4.00%, 04/01/51 (c) 1,000 859,614
6.00%, 04/01/52 (c) 1,000 1,074,173
Town of Hamden, Whitney
Center Project (RB)
5.00%, 01/01/50 (c) 3,000 2,778,574
23,452,487
Delaware : 0.1%
County of Kent, Delaware
Student Housing and Dinning
Facility, State University
Project, Series A (RB)
5.00%, 07/01/48 (c) 1,450 1,449,900

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Delaware (continued)
Delaware Economic
Development Authority,
Aspira Chapter School, Series
A (RB)
4.00%, 06/01/52 (c) $ 915 $ 745,383
5.00%, 06/01/36 (c) 250 251,706
5.00%, 06/01/46 (c) 1,000 990,869
Delaware State Economic
Development Authority (RB)
5.00%, 06/01/51 (c) 1,100 1,073,185
4,511,043
District of Columbia : 0.8%
District of Columbia Tobacco
Settlement Financing Corp.
(RB)
0.00%, 06/15/46 (c) ^ 27,500 7,292,021
District of Columbia, Federal
Highway Grant Anticipation
(RB) (SAW)
5.00%, 12/01/30 (c) 500 545,387
District of Columbia, Ingleside
at Rock Creek Project, Series
A (RB)
5.00%, 07/01/32 (c) 250 253,044
5.00%, 07/01/42 (c) 1,180 1,179,947
District of Columbia, Latin
American Montessori
Bilingual Public Charter
School Issue (RB)
5.00%, 06/01/40 (c) 500 500,660
5.00%, 06/01/50 (c) 1,500 1,441,594
District of Columbia, Series A
(RB)
5.00%, 07/01/48 (c) 2,260 2,274,064
Metropolitan Washington
Airports Authority, Dulles Toll
Road, Series A (RB)
0.00%, 10/01/37 ^ 9,325 5,120,134
Metropolitan Washington
Airports Authority, Dulles Toll
Road, Series B (RB)
0.00%, 10/01/37 ^ 1,020 604,773
4.00%, 10/01/36 (c) 250 250,037
4.00%, 10/01/44 (c) 7,315 6,941,662
6.50%, 10/01/44 (c) 245 264,959
26,668,282
Florida : 5.1%
Alachua County, Health
Facilities Authority, Shands
Teaching Hospital and Clinics,
Inc., at the University of
Florida Project, Series B (RB)
5.00%, 12/01/34 (c) 1,055 1,057,477
Brevard County, Florida Health
Facilities Authority, Series A
(RB)
5.00%, 04/01/52 (c) 1,000 1,032,797
Par
(000’s) Value
Florida (continued)
Broward County Florida Port
Facilities, Series B (RB)
4.00%, 09/01/38 (c) $ 1,000 $ 970,893
Cape Coral Health Facilities
Authority, Gulf Care, Inc.
Project (RB)
6.00%, 07/01/50 (c) 295 216,520
Capital Projects Finance
Authority/FL (RB)
5.00%, 06/01/54 (c) 500 490,904
5.00%, 06/01/58 (c) 500 484,978
5.25%, 06/01/44 (c) 400 409,150
Capital Trust Agency, Education
Growth Fund, Series A-1 (RB)
5.00%, 07/01/56 (c) 7,200 6,842,130
Capital Trust Agency,
Educational Facilities, Franklin
Academy Projects (RB)
5.00%, 12/15/35 (c) 1,335 1,336,626
Capital Trust Agency,
Educational Facilities,
Franklin Academy Projects
(RB) (SD CRED PROG)
5.00%, 12/15/40 (c) 500 489,783
Capital Trust Agency,
Educational Facilities,
Pineapple Cove Classical
Academy, Inc., Series A (RB)
4.50%, 07/01/29 (c) 300 295,863
5.12%, 07/01/39 (c) 500 495,706
5.25%, 07/01/49 (c) 500 473,659
5.38%, 07/01/54 (c) 500 473,519
Capital Trust Agency,
Educational Facilities,
Renaissance Charter School,
Inc., Series A (RB)
5.25%, 06/15/47 (c) 500 480,882
Capital Trust Agency, Inc. (RB)
(SBG)
5.00%, 06/15/39 (c) 1,000 968,076
Capital Trust Agency, University
Bridge, LLC Student Housing
Project, Series A (RB)
4.00%, 12/01/28 2,200 2,173,773
5.25%, 12/01/43 (c) 2,000 2,010,164
5.25%, 12/01/58 (c) 2,200 2,175,783
Capital Trust Agency,
Wonderful Foundations
Charter Schools Portfolio
Projects, Series A (RB)
5.00%, 01/01/55 (c) 2,250 2,139,470
Capital Trust Authority (RB)
5.25%, 06/01/64 (c) 1,000 974,156
Capital Trust Authority Charter
School, Mason Classical
Academy Project, Series A
(RB)
5.00%, 06/01/44 (c) 750 749,948
5.00%, 06/01/54 (c) 1,060 1,034,433

Par
(000’s) Value
Florida (continued)
5.00%, 06/01/64 (c) $ 1,500 $ 1,435,368
Charlotte County Industrial
Development Authority,
Town & Country Utilities
Project (RB)
5.00%, 10/01/49 (c) 1,000 1,001,132
City of Jacksonville, Health
Care Facilities, Brooks
Rehabilitation (RB)
5.00%, 11/01/50 (c) 2,080 2,085,403
City of Orlando, Senior Tourist
Development Tax, Series A
(RB) (AGM)
5.00%, 11/01/31 (c) 3,000 3,140,707
City of Orlando, Tourist
Development Tax, Series A
(RB) (AGM)
5.00%, 11/01/27 1,100 1,146,907
5.00%, 11/01/32 (c) 2,500 2,607,674
5.00%, 11/01/38 (c) 500 514,910
City Of South Miami Health
Facilities Authority, Inc. (RB)
4.00%, 08/15/42 (c) 2,040 1,987,899
City of Tallahassee, Health
Facilities Authority, Memorial
Healthcare, Inc. Project (RB)
4.00%, 12/01/35 (c) 230 217,884
5.00%, 12/01/40 (c) 1,210 1,189,026
5.00%, 12/01/44 (c) 1,305 1,260,350
City of Venice FL (RB)
4.25%, 01/01/30 (c) 500 500,391
5.50%, 01/01/55 (c) 580 588,378
5.62%, 01/01/60 (c) 1,000 1,018,577
Collier County Industrial
Development Authority (RB)
(AGM)
5.00%, 10/01/54 (c) 2,000 2,083,811
Collier County Industrial
Development Authority,
Arlington of Naples Project,
Series A (RB)
7.00%, 05/15/24 (d) * 440 44
8.12%, 05/15/44 (c) (d) * 343 34
County of Broward, Florida
Airport System, Series A (RB)
5.00%, 10/01/29 (c) 1,135 1,144,206
County of Broward, Florida Port
Facilities, Series A (RB)
5.00%, 09/01/49 (c) 1,645 1,667,831
County of Escambia, Health
Facilities Authority, Baptist
Health Care Corp., Series A
(RB) (SAW)
5.00%, 08/15/31 (c) 2,000 2,118,442
Escambia County Health
Facilities Authority, Baptist
Health Care Corp. Obligated
Group, Series A (RB) (SAW)
4.00%, 08/15/45 (c) 2,000 1,804,832
Par
(000’s) Value
Florida (continued)
Florida Development Finance
Corp. (RB)
10.00%, 07/15/59 (c) (p) $ 2,000 $ 2,072,322
Florida Development Finance
Corp. (RB) (AGM)
5.00%, 07/01/44 (c) 10,000 10,280,116
5.25%, 07/01/47 (c) 6,700 6,996,632
5.25%, 07/01/53 (c) 5,000 5,193,904
Florida Development Finance
Corp., Central Charter School
Project (RB)
5.88%, 08/15/52 (c) 1,000 977,962
Florida Development Finance
Corp., Educational Facilities,
Mater Academy Project,
Series A (RB)
5.00%, 06/15/47 (c) 2,225 2,229,335
Florida Development Finance
Corp., Glenridge on Palmer
Ranch Project (RB)
5.00%, 06/01/35 (c) 425 433,981
Florida Development Finance
Corp., Mayflower Retirement
Community Project, Series
A (RB)
4.00%, 06/01/55 (c) 2,000 1,549,914
5.25%, 06/01/50 (c) 1,000 987,504
Florida Development Finance
Corp., Renaissance Chapter
School, Inc. Project, Series B
(RB)
5.25%, 06/15/41 (c) 1,000 996,673
Florida Development Finance
Corp., Renaissance Charter
School, Inc. Project, Series A
(RB)
5.75%, 06/15/29 (c) 900 900,723
6.00%, 06/15/35 (c) 500 501,801
6.12%, 06/15/46 (c) 685 686,403
6.62%, 06/15/43 (c) 1,000 1,085,729
6.75%, 06/15/53 (c) 1,000 1,079,259
Florida Development Finance
Corp., UF Health Jacksonville
Project, Series A (RB)
5.00%, 02/01/52 (c) 2,000 1,957,165
Florida Development Finance
Corp., Waste Pro USA, Inc.
Project (RB)
6.12%, 07/01/32 (c) (p) 4,000 4,088,130
Florida Development Finance
Corporation, Brightline
Florida Passenger Rail Project
(RB)
5.50%, 07/01/53 (c) 3,000 3,031,601
FRERC Community
Development District (SA)
(AGM)
5.38%, 11/01/40 (c) (d) * 1,450 1,293,177
5.50%, 11/01/50 (c) (d) * 2,450 2,107,357

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Florida (continued)
Hillsborough County Industrial
Development Authority,
Tampa General Hospital
Project, Series A (RB)
4.00%, 08/01/45 (c) $ 6,500 $ 6,019,280
Lake County, Florida
Retirement Facility, Lakeside
at Waterman Village Project,
Series A (RB)
5.75%, 08/15/50 (c) 2,000 2,004,639
Lee County Industrial
Development Authority
Healthcare Facilities, Shell
Point Obligated Group
Project. Series C (RB)
5.00%, 11/15/54 (c) 4,000 4,061,587
Lee County Industrial
Development Authority,
Community Charter Schools,
LLC Projects, Series A (RB)
5.75%, 06/15/42 (c) 500 500,085
Lee County Industrial
Development Authority,
Cypress Cove at HealthPark
Florida, Inc. Project, Series
A (RB)
5.25%, 10/01/57 (c) 1,000 907,576
Lee County Industrial
Development Authority/FL
(RB)
5.00%, 11/15/44 (c) 500 519,174
5.00%, 11/15/49 (c) 1,630 1,654,102
5.25%, 11/15/54 (c) 1,500 1,555,664
Miami Beach Florida Health
Facilities Authority, Mount
Sinai Medical Center, Series B
(RB) (AGM)
4.00%, 11/15/46 (c) 1,500 1,368,501
Miami Beach Health Facilities
Authority, Mount Sinai
Medical Center (RB)
5.00%, 11/15/39 (c) 1,880 1,880,418
5.00%, 11/15/44 (c) 3,000 3,000,606
Miami World Center
Community Development
District (SA)
5.12%, 11/01/39 (c) 750 763,498
5.25%, 11/01/49 (c) 250 253,612
Miami-Dade County Industrial
Development Authority (RB)
5.50%, 07/01/61 (c) 1,000 1,012,075
Miami-Date County, Florida
Subordinate Special (RB)
5.00%, 10/01/28 (c) 1,360 1,406,306
Mid-Bay Bridge Authority, First
Senior Lien, Series A (RB)
5.00%, 10/01/35 (c) 500 503,461
5.00%, 10/01/40 (c) 2,500 2,511,776
Par
(000’s) Value
Florida (continued)
Mid-Bay Bridge Authority,
Second Senior Lien, Series
C (RB)
5.00%, 10/01/40 (c) $ 1,000 $ 1,003,997
Midtown Miami Community
Development District, Parking
Garage Project, Series A (SA)
5.00%, 05/01/37 (c) 85 85,009
North Broward Hospital
District, Broward Health,
Series B (RB)
5.00%, 01/01/48 (c) 2,000 2,023,280
North Broward Hospital
District, Series B (RB)
5.00%, 01/01/32 (c) 155 160,630
Northern Palm Beach County
Improvement District, Unit of
Development No. 2C (RB)
5.00%, 08/01/37 (c) 200 202,259
5.00%, 08/01/46 (c) 200 200,557
Orange County Health Facilities
Authority (RB)
4.50%, 10/01/56 (c) 3,000 2,945,352
5.25%, 10/01/56 (c) 1,000 1,066,481
Orange County Health Facilities
Authority, Orlando Health
Obligated Group (RB)
4.00%, 10/01/52 (c) 2,000 1,799,857
Palm Beach County Health
Facilities Authority (RB)
4.25%, 06/01/56 (c) 400 335,587
Palm Beach County Health
Facilities Authority, Toby
& Leon Cooperman Sinai
Residences of Boca Raton
Expansion, Series A (RB)
5.00%, 06/01/55 (c) 3,730 3,589,000
Palm Beach County, Palm
Beach Atlantic University
Housing Project, Series A (RB)
5.00%, 04/01/39 (c) 1,000 969,342
5.00%, 04/01/51 (c) 2,500 2,317,719
Palm Cost Park Community
Development District (SA)
5.70%, 05/01/37 (c) 125 126,704
Pinellas County Industrial
Development Authority,
Drs. Kiran & Pallavi Patel
2017 Foundation For Global
Understaing Inc. Project (RB)
5.00%, 07/01/39 (c) 1,900 1,911,102
Polk Country Industrial
Development Authority,
Florida Industrial
Development (RB)
5.88%, 01/01/33 (d) * 4,820 4,279,611

Par
(000’s) Value
Florida (continued)
Seminole County Industrial
Development Authority,
Retirement Facility, Legacy
Pointe at UCF Project, Series
A (RB)
5.50%, 11/15/49 (c) $ 500 $ 486,766
5.75%, 11/15/54 (c) 1,500 1,491,379
Tallahassee Florida Health
Facilities, Tallahassee
Memorial Healthcare, Inc.
Project, Series A (RB)
5.00%, 12/01/55 (c) 1,100 1,043,740
Village Community
Development District No 13
(SA)
3.50%, 05/01/51 (c) 1,490 1,187,472
Village Community
Development District No. 12
(SA)
3.25%, 05/01/26 100 99,843
3.62%, 05/01/31 (c) 985 972,098
4.25%, 05/01/43 (c) 890 856,799
Village Community
Development District No. 13
(SA)
3.00%, 05/01/29 710 684,899
3.55%, 05/01/39 (c) 2,735 2,486,796
Village Community
Development District No. 15,
City of Wildwood, Florida (SA)
4.55%, 05/01/44 (c) 500 492,204
4.80%, 05/01/55 (c) 1,250 1,225,081
167,706,108
Georgia : 1.6%
Atlanta Development Authority,
Gulch Enterprise Zone Project
(RB)
6.50%, 12/15/48 (c) 2,000 1,719,675
Atlanta Development Authority,
Westside Gulch Area Project,
Series A-1 (TA)
5.50%, 04/01/39 (c) 1,000 1,025,676
Burke County Development
Authority, Series C (RB) (SAW)
4.12%, 11/01/45 (c) 6,525 6,054,087
Fayette County Development
Authority (RB)
5.25%, 10/01/54 (c) 1,000 1,053,105
Floyd County Development
Authority, Spires at Berry
College Project, Series A (RB)
(SBG)
5.50%, 12/01/28 (c) 1,025 1,024,971
Fulton County Residential
Care Facilities for the Elderly
Authority, Canterbury Court
Project, Series A (RB)
4.00%, 04/01/41 (c) 2,500 2,274,161
Par
(000’s) Value
Georgia (continued)
Gainesville & Hall County
Hospital Authority (RB)
5.00%, 02/15/45 (c) $ 3,575 $ 3,617,533
Gainesville and Hall County
Development Authority,
Educational Facilities,
Riverside Military Academy,
Inc. Project (RB) (BAM)
5.00%, 03/01/37 (c) 700 547,474
George L Smith II World
Congress Center Authority,
Series A (RB)
4.00%, 01/01/54 (c) 4,750 4,190,630
Georgia Local Government,
Grantor Trust, Series A (CP)
(NATL)
4.75%, 06/01/28 416 423,553
Glynn-Brunswick Memorial
Hospital Authority, Southeast
Georgia Health System
Project (RB)
5.00%, 08/01/47 (c) 2,680 2,606,238
Macon-Bibb County Urban
Development Authority,
Academy for Classical
Education, Inc., Series A (RB)
5.75%, 06/15/37 (c) 250 256,926
Main Street Natural Gas, Inc.
(RB)
5.00%, 05/01/55 (c) (p) 7,835 8,281,369
5.00%, 06/01/55 (c) (p) 1,500 1,603,413
Main Street Natural Gas, Inc.,
Series C (RB)
4.00%, 08/01/52 (c) (p) 11,000 10,915,491
Marietta Development
Authority, Life University, Inc.
Project, Series A (RB)
5.00%, 11/01/37 (c) 2,000 2,001,368
5.00%, 11/01/47 (c) 1,000 942,895
Municipal Electric Authority of
Georgia (RB)
5.00%, 01/01/49 (c) 2,000 2,038,084
Municipal Electric Authority of
Georgia, Plant Vogtle Units 3
and 4, Series A (RB)
5.00%, 07/01/60 (c) 375 374,967
Senoia Development Authority
(RB)
6.50%, 07/01/54 (c) 500 480,546
White County Development
Authority, Truett McConnell
University Project, Series A
(RB)
5.12%, 10/01/39 (c) 500 453,608
5.25%, 10/01/49 (c) 500 426,207
52,311,977
Guam : 0.7%
Guam Government (GO)
5.00%, 11/15/31 (c) 945 960,790

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Guam (continued)
Guam Government, Business
Privilege Tax, Series D (RB)
4.00%, 11/15/39 (c) $ 600 $ 563,775
5.00%, 11/15/33 (c) 5,805 5,850,294
5.00%, 11/15/34 (c) 1,040 1,047,302
5.00%, 11/15/35 (c) 1,100 1,107,250
5.00%, 11/15/39 (c) 1,085 1,090,672
Guam Government, Business
Privilege Tax, Series F (RB)
4.00%, 01/01/36 (c) 1,000 977,882
4.00%, 01/01/42 (c) 4,000 3,788,135
Guam Government,
Department of Education,
John F. Kennedy High School
Refunding and Energy
Efficiency Project, Series A
(CP)
4.25%, 02/01/30 500 493,034
5.00%, 02/01/40 (c) 500 498,905
Guam Government, Limited
Obligation, Series A (RB)
5.00%, 12/01/34 (c) 2,290 2,333,322
5.00%, 12/01/46 (c) 3,120 3,145,673
Guam Power Authority, Series
A (RB)
5.00%, 10/01/40 (c) 500 508,546
22,365,580
Hawaii : 0.0%
Kuakini, Hawaii Health System,
Series A (RB)
6.38%, 07/01/32 (c) 1,505 1,373,230
Underline
Idaho : 0.2%
Idaho Falls Auditorium District,
Annual Appropriation
Certificates of Participation
(CP)
5.25%, 05/15/51 (c) 2,000 2,002,220
Idaho Health Facilities
Authority (RB)
5.25%, 03/01/50 (c) 1,000 1,066,516
5.25%, 03/01/53 (c) 1,000 1,062,015
Idaho Health Facilities
Authority, Madison Memorial
Hospital Project (RB)
3.50%, 09/01/33 (c) 450 398,154
5.00%, 09/01/37 (c) 1,135 1,135,055
Idaho Health Facilities
Authority, Terraces of Boise,
Series A (RB)
3.80%, 10/01/31 (c) 100 93,868
5,757,828
Illinois : 9.3%
Chicago Board of Education
(GO)
5.25%, 12/01/35 (c) 3,000 3,164,708
5.88%, 12/01/47 (c) 2,600 2,784,433
6.00%, 12/01/49 (c) 5,000 5,389,194
Par
(000’s) Value
Illinois (continued)
Chicago Board of Education
(GO) (AGM)
5.00%, 12/01/33 (c) $ 1,250 $ 1,295,565
Chicago Board of Education,
Series A (GO)
5.00%, 12/01/29 1,000 1,032,380
5.00%, 12/01/30 (c) 1,265 1,296,376
5.00%, 12/01/30 (c) 1,195 1,228,001
5.00%, 12/01/32 (c) 5,575 5,752,848
5.00%, 12/01/33 (c) 250 254,760
5.00%, 12/01/33 (c) 5,100 5,247,107
5.00%, 12/01/34 (c) 395 405,259
5.00%, 12/01/35 (c) 2,400 2,452,354
5.00%, 12/01/36 (c) 6,990 7,122,374
5.00%, 12/01/37 (c) 3,610 3,666,075
5.00%, 12/01/39 (c) 6,000 6,059,564
5.00%, 12/01/40 (c) 6,350 6,407,179
5.00%, 12/01/42 (c) 12,755 12,679,723
5.00%, 12/01/47 (c) 7,000 6,863,073
7.00%, 12/01/26 (c) 5,200 5,312,123
7.00%, 12/01/44 (c) 4,210 4,281,965
7.00%, 12/01/46 (c) 2,250 2,377,159
Chicago Board of Education,
Series A (GO) (AGM)
5.00%, 12/01/34 (c) 1,250 1,293,248
Chicago Board of Education,
Series A (GO) (AMBAC)
5.50%, 12/01/25 145 146,627
5.50%, 12/01/26 175 178,148
5.50%, 12/01/31 1,285 1,350,730
Chicago Board of Education,
Series A (GO) (NATL)
0.00%, 12/01/27 ^ 760 680,221
0.00%, 12/01/28 ^ 390 334,649
0.00%, 12/01/30 ^ 55 43,407
5.50%, 12/01/26 245 247,820
Chicago Board of Education,
Series B (GO)
4.00%, 12/01/39 (c) 5,000 4,580,174
4.00%, 12/01/40 (c) 5,000 4,559,740
5.00%, 12/01/27 1,500 1,535,625
5.00%, 12/01/31 (c) 3,600 3,723,553
5.00%, 12/01/33 (c) 1,105 1,105,291
5.00%, 12/01/33 (c) 200 203,919
5.00%, 12/01/34 (c) 1,680 1,680,366
6.50%, 12/01/46 (c) 4,000 4,106,864
Chicago Board of Education,
Series C (GO)
5.00%, 12/01/27 2,000 2,047,499
5.00%, 12/01/30 (c) 1,000 1,015,943
5.00%, 12/01/34 (c) 8,805 8,897,457
5.25%, 12/01/35 (c) 11,015 11,015,512
5.25%, 12/01/39 (c) 12,180 12,154,585
6.00%, 12/01/35 (c) 1,160 1,160,991
Chicago Board of Education,
Series C (GO) (AGM)
5.00%, 12/01/30 (c) 500 521,461

Par
(000’s) Value
Illinois (continued)
Chicago Board of Education,
Series E (GO)
5.12%, 12/01/32 (c) $ 3,640 $ 3,640,795
Chicago Board of Education,
Series G (GO)
5.00%, 12/01/44 (c) 3,000 2,967,711
Chicago Board of Education,
Series H (GO)
5.00%, 12/01/36 (c) 9,730 9,797,036
5.00%, 12/01/46 (c) 12,710 12,422,073
Chicago O'Hare International
Airport (RB) (AGM-CR NATL-
RE-IBC FGIC)
5.00%, 01/01/48 (c) 1,000 1,010,316
Chicago O'Hare International
Airport, Series A (RB) (AGM)
5.25%, 01/01/45 (c) 3,000 3,141,479
Chicago O'Hare International
Airport, Series B (RB)
4.50%, 01/01/56 (c) 1,105 1,095,911
Chicago School Reform Board
of Trustees, Series A (GO)
(NATL)
0.00%, 12/01/25 ^ 355 344,164
0.00%, 12/01/29 ^ 1,460 1,201,245
Chicago School Reform Board
of Trustees, Series B-1 (GO)
(NATL)
0.00%, 12/01/25 ^ 1,650 1,599,637
0.00%, 12/01/26 ^ 1,630 1,519,431
0.00%, 12/01/27 ^ 1,030 921,879
0.00%, 12/01/28 ^ 690 592,071
0.00%, 12/01/29 ^ 645 530,687
0.00%, 12/01/31 ^ 520 391,864
Chicago Transit Authority,
Federal Transit
Administration Section 5307
Urbanized Area Formula (RB)
5.00%, 06/01/26 100 102,501
City of Chicago IL (GO)
5.00%, 01/01/33 1,500 1,602,914
5.00%, 01/01/41 (c) 1,000 1,032,451
5.00%, 01/01/44 (c) 2,400 2,420,720
5.00%, 01/01/45 (c) 4,000 4,019,026
City of Chicago IL Wastewater
Transmission Revenue (RB)
(BAM)
5.00%, 01/01/34 250 282,226
City of Chicago, City Colleges
(GO) (NATL)
0.00%, 01/01/28 ^ 345 314,973
0.00%, 01/01/30 ^ 420 348,883
0.00%, 01/01/33 ^ 985 718,012
0.00%, 01/01/34 ^ 760 528,575
City of Chicago, Series A (GO)
5.00%, 01/01/27 200 204,549
5.00%, 01/01/27 725 741,490
5.00%, 01/01/32 (c) 1,500 1,570,781
5.00%, 01/01/33 (c) 3,000 3,132,162
Par
(000’s) Value
Illinois (continued)
5.00%, 01/01/34 (c) $ 3,000 $ 3,123,023
5.25%, 01/01/45 (c) 2,000 2,041,942
5.50%, 01/01/41 (c) 1,000 1,039,604
5.50%, 01/01/49 (c) 3,000 3,057,992
6.00%, 01/01/38 (c) 5,000 5,144,616
City of Chicago, Series A (GO)
(NATL)
0.00%, 01/01/29 ^ 140 121,008
City of Chicago, Series A (GO)
(SAW)
5.00%, 01/01/29 2,775 2,893,922
City of Chicago, Series C (GO)
0.00%, 01/01/32 ^ 195 147,788
5.00%, 01/01/26 380 387,425
5.00%, 01/01/27 (c) 250 252,620
City of Chicago, Water Revenue,
Second Lien (RB) (AMBAC)
5.75%, 11/01/30 765 820,696
City of Harvey, Series A (GO)
4.50%, 01/01/54 1,569 1,323,158
Illinois Finance Authority (RB)
5.00%, 11/01/30 (c) 100 89,322
5.00%, 10/01/34 250 254,938
5.00%, 10/01/44 (c) 500 490,156
7.38%, 09/01/42 (c) (p) 2,500 2,894,621
Illinois Finance Authority
Student Housing and
Academic Facility, CHF -
Chicago, L.L.C. - University
of Illinois at Chicago Project,
Series A (RB)
5.00%, 02/15/47 (c) 4,125 4,127,968
Illinois Finance Authority, Acero
Charter Schools, Inc. (RB)
4.00%, 10/01/42 (c) 1,000 890,892
Illinois Finance Authority,
Admiral Lake Project (RB)
5.12%, 05/15/38 (c) 390 347,842
Illinois Finance Authority,
Central Baptist Village (RB)
5.38%, 11/15/39 (c) 35 34,873
Illinois Finance Authority, CHF
- Cook, LLC - Northeastern
Illinois University Project,
Series A (RB)
5.00%, 07/01/30 (c) 1,000 960,556
Illinois Finance Authority,
Friendship Village of
Schaumburg (RB)
5.00%, 02/15/27 (d) * 3,000 333,000
5.00%, 02/15/37 (c) (d) * 6,500 721,500
5.12%, 02/15/45 (c) (d) * 6,130 680,430
Illinois Finance Authority,
Illinois Institute of Technology
(RB)
5.00%, 09/01/40 (c) 175 167,288

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Illinois (continued)
Illinois Finance Authority,
Intrinsic School Project,
Series A (RB)
6.00%, 12/01/45 (c) $ 500 $ 502,794
Illinois Finance Authority,
Lutheran Life Communities
Obligated Group, Series A
(RB)
5.00%, 11/01/29 (c) 500 345,625
5.00%, 11/01/30 (c) 250 172,813
5.00%, 11/01/35 (c) 5 3,456
Illinois Finance Authority,
Roosevelt University (RB)
5.50%, 04/01/32 (c) 475 470,536
Illinois Sports Facilities
Authority (RB)
5.00%, 06/15/28 1,000 1,029,317
5.00%, 06/15/29 1,000 1,038,806
5.00%, 06/15/30 (c) 3,055 3,158,692
Illinois Sports Facilities
Authority (RB) (AGM)
5.00%, 06/15/27 (c) 3,000 3,014,956
Illinois Sports Facilities
Authority (RB) (AMBAC)
0.00%, 06/15/26 ^ 690 656,631
Illinois State, Series A (GO)
5.00%, 12/01/31 (c) 500 522,154
5.00%, 05/01/43 (c) 500 511,109
Metropolitan Pier & Exposition
Authority (RB)
0.00%, 12/15/50 ^ 35,755 10,141,502
0.00%, 12/15/52 ^ 4,750 1,210,131
4.00%, 06/15/52 (c) 1,500 1,308,507
5.00%, 06/15/53 (c) 1,500 1,555,328
Metropolitan Pier & Exposition
Authority (RB) (NATL)
0.00%, 12/15/33 ^ 1,500 1,085,159
Metropolitan Pier and
Exposition Authority, Illinois
McCormick Place Expansion
Project, Series B (RB)
5.00%, 12/15/40 (c) 1,000 1,006,850
Metropolitan Pier and
Exposition Authority,
McCormick Place Expansion
Project, Series A (RB)
4.00%, 12/15/42 (c) 3,000 2,878,061
5.00%, 06/15/50 (c) 7,305 7,471,900
5.00%, 06/15/57 (c) 1,040 1,049,617
Metropolitan Pier and
Exposition Authority,
McCormick Place Expansion
Project, Series A (RB) (NATL)
0.00%, 06/15/30 ^ 745 620,931
0.00%, 12/15/30 ^ 475 388,986
0.00%, 06/15/31 ^ 125 100,290
0.00%, 06/15/34 ^ 190 134,400
0.00%, 12/15/34 ^ 590 408,680
0.00%, 06/15/39 ^ 115 63,790
Par
(000’s) Value
Illinois (continued)
Northeastern Illinois University,
Capital Improvement Project
(CP)
4.00%, 10/01/38 (c) $ 585 $ 492,441
Northern Illinois Municipal
Power Agent Power Project,
Prairie State Project, Series
A (RB)
4.00%, 12/01/31 (c) 2,000 2,014,409
State of Illinois (GO)
5.00%, 02/01/27 500 517,599
5.00%, 03/01/27 2,000 2,072,993
5.25%, 05/01/42 (c) 3,000 3,289,862
5.25%, 05/01/45 (c) 1,470 1,588,612
State of Illinois (RB)
3.00%, 06/15/31 (c) 100 93,812
State of Illinois, Series A (GO)
5.00%, 10/01/28 500 529,855
5.00%, 11/01/28 5 5,304
5.00%, 12/01/34 (c) 100 103,871
5.00%, 05/01/41 (c) 365 375,023
5.00%, 03/01/46 (c) 4,865 5,052,013
State of Illinois, Series B (GO)
5.25%, 05/01/49 (c) 5,900 6,293,851
State of Illinois, Series D (GO)
5.00%, 11/01/25 250 253,489
Upper Illinois River Valley
Development Authority, Elgin
Math and Science Academy
Charter School Project, Series
A (RB)
6.00%, 03/01/63 (c) 1,000 1,014,330
Village of Bolingbrook, Special
Service Area No. 1 (ST)
5.25%, 03/01/41 (c) 500 503,984
Village of Bridgeview (GO)
5.00%, 12/01/42 (c) 360 337,017
Will County Community High
School District No. 210, Series
B (GO)
0.00%, 01/01/29 ^ 90 77,761
0.00%, 01/01/31 ^ 245 195,269
0.00%, 01/01/33 ^ 540 393,326
304,254,634
Indiana : 1.0%
City of Anderson, Indiana
Economic Development,
Anderson University (RB)
4.75%, 10/01/27 (c) 135 123,870
City of Valparaiso, Pratt Paper,
LLC Project (RB)
5.00%, 01/01/54 (c) 2,000 2,027,191
Indiana Finance Authority
Educational Facilities,
Earlham College Project,
Series A (RB)
5.00%, 10/01/32 (c) 150 148,954

Par
(000’s) Value
Indiana (continued)
Indiana Finance Authority
Midwestern Disaster Relief,
Ohio Valley Electric Corp.
Project, Series C (RB)
3.00%, 11/01/30 $ 1,500 $ 1,431,123
Indiana Finance Authority
Student Housing, Series A
(RB)
5.25%, 07/01/64 (c) 1,000 1,012,575
Indiana Finance Authority,
Baptist Healthcare System,
Series A (RB)
5.00%, 08/15/51 (c) 4,000 4,027,320
Indiana Finance Authority, Ohio
Valley Electric Corp. Project,
Series A (RB)
4.25%, 11/01/30 5,000 5,120,277
Indiana Finance Authority, Ohio
Valley Electric Corp. Project,
Series B (RB)
3.00%, 11/01/30 5,000 4,770,409
Indiana Finance Authority,
United States Steel Corp.
Project, Series A (RB)
4.12%, 12/01/26 5,500 5,500,218
Indianapolis Local Public
Improvement Bond Bank (RB)
5.75%, 03/01/43 (c) 2,340 2,503,505
6.00%, 03/01/53 (c) 1,000 1,066,752
6.12%, 03/01/57 (c) 3,135 3,347,649
31,079,843
Iowa : 0.9%
City of Coralville, Marriott Hotel
and Convention Center,
Series E (CP)
4.00%, 06/01/29 (c) 1,025 990,047
Iowa Finance Authority (RB)
5.00%, 05/15/49 (c) 3,500 3,489,973
5.12%, 05/15/59 (c) 5,000 5,001,431
Iowa Finance Authority,
Lifespace Communities, Inc.,
Series A (RB)
5.00%, 05/15/43 (c) 655 657,894
5.00%, 05/15/48 (c) 4,000 4,001,405
Iowa Finance Authority,
Midwestern Disaster Area,
Alcoa Inc. Project (RB)
4.75%, 08/01/42 (c) 12,000 12,010,857
Iowa Higher Education Loan
Authority, Wartburg College
Project (RB)
4.00%, 10/01/25 600 594,695
5.00%, 10/01/37 (c) 2,115 1,959,184
28,705,486
Kansas : 0.4%
City of Hutchinson, Regional
Medical Center, Inc. (RB)
5.00%, 12/01/41 (c) 250 215,386
Par
(000’s) Value
Kansas (continued)
City of Lenexa, Kansas Health
Care Facility, Lakeview Village,
Inc., Series A (RB)
5.00%, 05/15/43 (c) $ 1,000 $ 992,821
City of Manhattan, Kansas
Health Care Facilities
Authority, Meadowlark Hills
Retirement Community,
Series A (RB)
4.00%, 06/01/46 (c) 3,000 2,535,721
City of Manhattan, Kansas
Sales Tax, Downtown
Redevelopment Star Project
Area (RB)
4.00%, 06/01/27 (c) 175 175,016
City of Wichita, Health Care
Facilities, Series I (RB)
5.00%, 05/15/38 (c) 1,355 1,341,936
City of Wichita, Health Care
Facilities, Series III (RB)
5.00%, 05/15/34 (c) 250 250,746
5.00%, 05/15/50 (c) 500 444,214
Manhattan Kansas Health Care
Facilities, Meadowlark Hills,
Series A (RB)
4.00%, 06/01/36 (c) 1,000 942,367
Topeka Kansas Health Care
Facilities, Brewster Place,
Series A (RB)
6.25%, 12/01/42 (c) 1,000 1,038,720
6.50%, 12/01/52 (c) 1,000 1,031,392
Wyandotte County Unified
School District No 500 Kansas
City (GO) (BAM)
5.00%, 09/01/50 (c) 1,000 1,047,710
5.25%, 09/01/55 (c) 1,500 1,595,863
11,611,892
Kentucky : 1.0%
Christian County School District
Finance Corp. (RB) (AGM)
4.50%, 10/01/48 (c) 1,000 1,026,169
Christian County, Jennie Stuart
Medical Center (RB)
5.38%, 02/01/36 (c) 100 100,900
City of Henderson, Kentucky
Exempt Facilities, Pratt Paper,
LLC Project, Series A (RB)
4.45%, 01/01/42 (c) 2,250 2,228,812
Kentucky Economic
Development Finance
Authority Hospital, Series A
(RB)
5.00%, 06/01/31 (c) 1,315 1,347,496
5.00%, 06/01/45 (c) 1,720 1,728,538

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Kentucky (continued)
Kentucky Economic
Development Finance
Authority, Louisville Arena
Authority, Inc., Series A (RB)
(AGM)
5.00%, 12/01/47 (c) $ 760 $ 760,424
Kentucky Economic
Development Finance
Authority, Louisville Arena
Project, Series A (RB) (AGM)
5.00%, 12/01/45 (c) 2,655 2,705,590
Kentucky Economic
Development Finance
Authority, Masonic Home
Independent Living II, Inc.,
Series A (RB)
5.00%, 05/15/31 (c) 2,545 2,445,303
5.00%, 05/15/36 (c) 350 321,304
5.00%, 05/15/46 (c) 250 205,822
Kentucky Economic
Development Finance
Authority, Masonic Homes of
Kentucky, Inc. (RB)
5.38%, 11/15/32 (c) 400 377,234
5.50%, 11/15/45 (c) 180 149,440
Kentucky Economic
Development Finance
Authority, Owensboro Health
System, Inc., Series A (RB)
5.00%, 06/01/26 175 177,209
5.00%, 06/01/41 (c) 990 999,668
5.25%, 06/01/41 (c) 750 761,419
Kentucky Economic
Development Finance
Authority, Owensboro Health
System, Inc., Series B (RB)
5.00%, 06/01/40 (c) 500 505,756
Kentucky Public Energy
Authority (RB)
5.00%, 05/01/55 (c) (p) 2,500 2,621,380
Kentucky Public Energy
Authority, Gas Supply, Series
B (RB)
5.00%, 01/01/55 (c) (p) 1,500 1,596,850
Louisville & Jefferson County,
UOFL Health Project, Series A
(RB) (AGM)
5.00%, 05/15/47 (c) 3,170 3,263,282
5.00%, 05/15/52 (c) 4,000 4,082,199
Louisville/Jefferson County
Metropolitan Government
(RB) (AGM)
5.00%, 05/15/47 (c) 2,500 2,605,070
Paducah Electric Plant Board,
Series A (RB) (AGM)
5.00%, 10/01/29 (c) 1,045 1,077,945
31,087,810
Par
(000’s) Value
Louisiana : 2.0%
Calcasieu Parish Memorial
Hospital Service District (RB)
5.00%, 12/01/39 (c) $ 3,800 $ 3,718,507
City of Shreveport LA (GO)
(AGC)
5.00%, 03/01/49 (c) 1,000 1,037,527
City of Shreveport, Water and
Sewer Revenue, Series C (RB)
(BAM)
5.00%, 12/01/25 100 101,528
Louisiana Local Government
Environmental Facilities &
Community Development
Auth (RB)
4.25%, 11/15/30 750 750,221
5.00%, 11/15/37 (c) 1,020 1,048,543
5.25%, 11/15/53 (c) 300 299,975
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, CDF Healthcare of
Louisiana, LLC Project, Series
A (RB)
5.62%, 06/01/45 (c) 900 787,913
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, City of New
Orleans Gomesa Project (RB)
4.00%, 11/01/46 (c) 2,775 2,551,111
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Jefferson Parish
Gomesa Project (RB) (NATL)
4.00%, 11/01/44 (c) 1,800 1,662,969
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Parc Fontaine
Apartments, Series A (RB)
4.25%, 12/01/35 (c) 175 166,250
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Westlake Chemical
Corp. Project (RB)
3.50%, 11/01/32 (c) 5,745 5,532,786
Louisiana Public Facilities
Authority (RB)
5.00%, 12/15/34 (c) 1,500 1,534,686
Louisiana Public Facilities
Authority, I-10 Calcasieu
River Bridge Public-Private
Partnership Project (RB)
5.00%, 09/01/66 (c) 8,000 8,109,362
5.50%, 09/01/59 (c) 1,000 1,058,747
5.75%, 09/01/64 (c) 7,000 7,578,395

Par
(000’s) Value
Louisiana (continued)
Louisiana Public Facilities
Authority, Lake Charles
Academy Foundation Project,
Series A (RB)
5.00%, 12/15/43 (c) $ 1,000 $ 989,102
Louisiana Public Facilities
Authority, Loyola University
Project, (RB)
5.25%, 10/01/46 (c) 1,500 1,549,180
Louisiana Public Facilities
Authority, Solid Waste
Disposal , Louisiana Pellets,
Inc. Project, Series A (RB)
7.50%, 07/01/23 (d) * 2,259 23
Louisiana Public Facilities
Authority, Solid Waste
Disposal Revenue, Louisiana
Pellets, Inc. Project (RB)
7.75%, 07/01/39 (c) (d) * 1,647 16
Louisiana Public Facilities
Authority, Solid Waste
Disposal Revenue, Louisiana
Pellets, Inc. Project, Series A
(RB)
8.38%, 07/01/39 (c) (d) * 1,389 14
Louisiana Stadium and
Exposition District, Series A
(RB)
5.00%, 07/01/48 (c) 2,000 2,089,039
Parish of St James, Nustar
Logistics, LP Project (RB)
5.85%, 08/01/41 (p) 750 754,317
6.35%, 07/01/40 (c) 11,355 12,446,393
Parish of St James, Nustar
Logistics, LP Project, Series
A (RB)
6.35%, 10/01/40 (c) 6,000 6,576,694
Parish of St John the Baptist
LA (RB)
2.20%, 06/01/37 (p) 3,500 3,450,140
63,793,438
Maine : 0.2%
Maine Health and Higher
Educational Facilities
Authority, Eastern Maine
Medical Center Obligated
Group Issue, Series A (RB)
4.00%, 07/01/46 (c) 1,695 1,399,172
5.00%, 07/01/41 (c) 1,000 983,449
5.00%, 07/01/46 (c) 5,345 5,172,640
7,555,261
Maryland : 1.5%
Baltimore Maryland, Special
Obligation, Harbor Point
Project (RB)
5.00%, 06/01/51 (c) 1,000 1,001,187
City of Baltimore, Convention
Center Hotel (RB)
5.00%, 09/01/30 (c) 1,000 1,013,270
Par
(000’s) Value
Maryland (continued)
5.00%, 09/01/39 (c) $ 1,000 $ 996,887
5.00%, 09/01/42 (c) 2,250 2,229,481
5.00%, 09/01/46 (c) 2,000 1,963,090
City of Baltimore, East
Baltimore Research Park
Project, Series A (RB)
5.00%, 09/01/38 (c) 500 503,526
City of Baltimore, Harbor Point
Project (RB)
5.12%, 06/01/43 (c) 250 250,538
County of Frederick, Maryland
Educational Facilities
Project, Mount Saunt Mary's
University, Series A (RB)
5.00%, 09/01/37 (c) 1,000 991,673
Frederick County Maryland,
Urban Community
Development Authority,
Series A (ST)
4.00%, 07/01/50 (c) 1,960 1,744,471
Frederick County, Education
Facilities Project, Series A (RB)
5.00%, 09/01/45 (c) 6,470 6,081,700
Frederick County, Maryland
Educational Facilities
Project, Mount Saint Mary's
University, Series A (RB)
5.00%, 09/01/32 (c) 2,000 2,007,590
Frederick County, Maryland,
Jefferson Technology Park
Project, Series B (TA)
4.62%, 07/01/43 (c) 1,800 1,754,197
Howard County, Series A (TA)
4.50%, 02/15/47 (c) 2,500 2,340,220
Maryland Economic
Development Corp. (RB)
5.25%, 06/30/55 (c) 2,500 2,532,064
Maryland Economic
Development Corp., CNX
Marine Terminal, Inc. Port of
Baltimore Facility (RB)
5.75%, 09/01/25 (c) 6,785 6,837,760
Maryland Economic
Development Corp., Metro
Centre at Owings Mills
Project (TA)
4.38%, 07/01/36 (c) 470 457,164
4.50%, 07/01/44 (c) 530 497,268
Maryland Economic
Development Corp., Port
Covington Project (TA)
4.00%, 09/01/40 (c) 2,250 2,081,271
4.00%, 09/01/50 (c) 3,250 2,749,307
Maryland Economic
Development Corp., Purple
Line Light Rail Project, Series
B (RB)
5.25%, 06/30/47 (c) 5,000 5,101,442
5.25%, 06/30/52 (c) 1,085 1,101,054

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Maryland (continued)
Maryland Health & Higher
Educational Facilities
Authority (RB)
5.25%, 07/01/52 (c) $ 2,250 $ 2,414,231
Maryland Health and Higher
Educational Facilities
Authority, Mercy Medical
Center, Series A (RB)
4.00%, 07/01/42 (c) 400 371,443
5.00%, 07/01/38 (c) 250 252,970
Maryland Health and Higher
Educational Facilities
Authority, Meritus Medical
Center (RB)
5.00%, 07/01/33 (c) 625 628,208
5.00%, 07/01/40 (c) 500 500,769
Prince George County,
Collington Episcopal Life Care
Community, Inc. (RB)
5.25%, 04/01/37 (c) 1,000 1,000,128
Prince George's County,
Suitland-Naylor Road Project
(TA)
4.75%, 07/01/36 (c) 500 501,633
49,904,542
Massachusetts : 1.7%
Collegiate Charter School of
Lowell (RB)
5.00%, 06/15/39 (c) 365 366,844
Commonwealth of
Massachusetts (RB) (BAM-
TCRS NATL)
5.50%, 01/01/34 1,420 1,620,844
Massachusetts Development
Finance Agency (RB)
4.50%, 07/01/54 (c) 2,000 1,963,651
5.00%, 07/01/34 (c) 1,120 1,128,730
5.00%, 07/01/35 (c) 1,000 1,123,994
5.00%, 09/01/59 (c) 2,000 2,045,899
5.25%, 07/01/50 (c) 4,000 4,284,248
Massachusetts Development
Finance Agency (RB) (AGM)
3.00%, 10/01/45 (c) 3,000 2,371,696
Massachusetts Development
Finance Agency, Boston
Medical Center Issue, Series
D (RB)
5.00%, 07/01/44 (c) 2,120 2,094,016
Massachusetts Development
Finance Agency, Boston
Medical Center Issue, Series
G (RB)
5.25%, 07/01/52 (c) 5,435 5,652,852
Massachusetts Development
Finance Agency, Boston
Student Housing Project (RB)
5.00%, 10/01/48 (c) 1,000 999,932
Par
(000’s) Value
Massachusetts (continued)
Massachusetts Development
Finance Agency, Emerson
College (RB)
5.00%, 01/01/35 (c) $ 500 $ 500,561
Massachusetts Development
Finance Agency, Emmanuel
College, Series A (RB)
5.00%, 10/01/43 (c) 1,035 1,027,516
Massachusetts Development
Finance Agency, Lasell
University (RB)
4.00%, 07/01/45 (c) 2,000 1,584,637
Massachusetts Development
Finance Agency, Lawrence
General Hospital (RB)
5.00%, 07/01/34 (c) 1,000 940,972
Massachusetts Development
Finance Agency, Lawrence
General Hospital, Series A
(RB)
5.25%, 07/01/34 (c) 350 335,611
Massachusetts Development
Finance Agency, Linden
Ponds, Inc. Facility (RB)
5.00%, 11/15/38 (c) 500 516,077
5.12%, 11/15/46 (c) 500 510,686
Massachusetts Development
Finance Agency, Merrimack
College Student Housing
Project, Series A (RB)
5.00%, 07/01/54 (c) 1,000 1,004,570
5.00%, 07/01/60 (c) 1,000 999,955
Massachusetts Development
Finance Agency, Newbridge
on the Charles, Inc. (RB)
4.00%, 10/01/32 (c) 1,000 977,356
4.12%, 10/01/42 (c) 2,500 2,300,423
5.00%, 10/01/47 (c) 1,400 1,399,892
5.00%, 10/01/57 (c) 14,550 14,318,779
Massachusetts Development
Finance Agency, South Shore
Hospital Issue, Series I (RB)
4.00%, 07/01/36 (c) 1,500 1,425,590
Massachusetts Development
Finance Agency, Springfield
College Issue, Series A (RB)
(AGM)
4.00%, 06/01/56 (c) 5 3,475
Massachusetts Development
Finance Agency, UMass
Boston Student Housing
Project (RB)
5.00%, 10/01/41 (c) 1,930 1,938,834
Massachusetts Development
Finance Agency, UMass
Dartmouth Student Housing
Project (RB)
5.00%, 10/01/48 (c) 1,000 966,282

Par
(000’s) Value
Massachusetts (continued)
Massachusetts Development
Finance Agency, UMass
Memorial Health Care
Obligated Group Issue, Series
I (RB)
5.00%, 07/01/29 (c) $ 190 $ 193,901
5.00%, 07/01/46 (c) 510 513,760
Massachusetts State
Development Finance
Agency, Wellforce Issue,
Series A (RB)
5.00%, 07/01/33 (c) 1,250 1,276,546
56,388,129
Michigan : 0.7%
Calhoun County Hospital
Finance Authority, Oaklawn
Hospital (RB)
5.00%, 02/15/41 (c) 290 286,525
City of Detroit, Michigan
Unlimited Tax (GO)
5.50%, 04/01/45 (c) 250 261,980
City of Detroit, Michigan
Unlimited Tax, Series A (GO)
5.00%, 04/01/46 (c) 135 137,917
5.00%, 04/01/50 (c) 1,475 1,495,886
Detroit Downtown
Development Authority (TA)
5.00%, 07/01/48 (c) 1,000 1,042,116
Detroit Service Learning
Academy, Public School
Academy (RB) (AGM)
4.00%, 07/01/41 (c) 1,000 883,758
Flint Michigan Hospital Building
Authority, Hurley Medical
Center (RB)
4.00%, 07/01/41 (c) 500 459,708
Flint Michigan Hospital Building
Authority, Series B (RB)
4.75%, 07/01/28 (c) 315 312,527
Ivywood Classical Academy (RB)
6.25%, 01/01/59 (c) 1,000 1,011,974
Michigan Finance Authority (RB)
5.50%, 02/28/57 (c) 4,255 4,559,161
Michigan Finance Authority,
Presbyterian Villages of
Michigan (RB)
5.25%, 11/15/35 (c) 250 236,004
5.50%, 11/15/45 (c) 300 264,784
Michigan Finance Authority,
Public Lighting Authority
Local Project, Series B (RB)
5.00%, 07/01/39 (c) 215 215,172
5.00%, 07/01/44 (c) 3,575 3,576,841
Michigan Finance Authority,
Thomas M. Cooley Law
School Project (RB)
5.00%, 07/01/34 (c) 795 795,877
Par
(000’s) Value
Michigan (continued)
Michigan Finance Authority,
Tobacco Settlement Bonds,
Series B-2 (RB)
0.00%, 06/01/65 (c) ^ $ 15,500 $ 1,744,883
Michigan Strategic Fund (RB)
(AGM)
4.50%, 06/30/48 (c) 1,000 954,407
Michigan Strategic Fund,
Evangelical Homes Project
(RB)
5.25%, 06/01/32 (c) 900 839,124
Michigan Strategic Fund, I-75
Improvement Project (RB)
5.00%, 06/30/31 (c) 600 622,119
5.00%, 12/31/32 (c) 700 722,106
5.00%, 06/30/48 (c) 1,470 1,479,426
Michigan Tobacco Settlement
Finance Authority, Series B
(RB)
0.00%, 06/01/52 (c) ^ 260 33,772
21,936,067
Minnesota : 0.7%
Chippewa County, Chippewa
County-Montevideo Hospital
Project (RB)
4.00%, 03/01/37 (c) 135 128,753
City of Anoka, Homestead at
Anoka, Inc. Project (RB)
4.25%, 11/01/27 (c) 310 304,786
City of Brooklyn Park MN (RB)
5.12%, 06/15/54 (c) 1,000 963,929
City of Brooklyn Park, Charter
School, Athlos Leadership
Academy Project, Series A
(RB)
5.50%, 07/01/35 (c) 1,070 1,009,970
5.50%, 07/01/40 (c) 245 222,243
City of Crookston, Health Care
Facilities, Riverview Health
Project (RB)
5.00%, 05/01/34 (c) 3,000 2,251,356
City of Deephaven, Charter
School, Eagle Ridge Academy
Project, Series A (RB)
5.25%, 07/01/40 (c) 500 501,369
5.50%, 07/01/50 (c) 2,860 2,865,595
City of Forest Lake,
International Language
Academy, Series A (RB) (SAW)
5.38%, 08/01/50 (c) 500 504,860
City of Maple Grove, Minnesota
Health Care Facilities (RB)
3.38%, 05/01/33 (c) 115 106,234
City of Minneapolis, Fairview
Health Services, Series A (RB)
5.00%, 11/15/34 (c) 1,830 1,895,365
City of St. Cloud, Centracare
Health System (RB)
5.00%, 05/01/54 (c) 1,000 1,034,736

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Minnesota (continued)
City of St. Louis Park, Place Via
Sol Project (RB) (AMBAC)
6.00%, 07/01/53 (d) (p) * $ 1,927 $ 192,740
City of St. Paul, Housing and
Redevelopment Authority,
Series A (RB)
5.75%, 09/01/46 (c) 325 328,345
Duluth Economic Development
Authority (RB)
4.00%, 07/01/41 (c) 2,255 1,909,748
5.00%, 02/15/58 (c) 2,000 2,003,326
Housing & Redevelopment
Authority of The City of St
Paul Minnesota (RB)
4.00%, 11/15/43 (c) 2,000 1,785,089
Minneapolis Minnesota Heath
Care System, Fairview Health
Services, Series A (RB)
5.00%, 11/15/49 (c) 2,000 2,005,207
Minnesota Higher Education
Facilities Authority, Augsburg
College, Series A (RB)
5.00%, 05/01/46 (c) 1,000 710,748
Minnesota Higher Education
Facilities Authority, Augsburg
College, Series B (RB)
4.25%, 05/01/40 (c) 900 631,719
Minnesota Higher Education
Facilities Authority, Bethel
University (RB)
5.00%, 05/01/47 (c) 2,000 1,826,540
Township of Baytown, St. Croix
Preparatory Academy Project,
Series A (RB)
4.00%, 08/01/36 (c) 250 236,296
Woodbury, Minnesota Charter
School Lease, Woodbury
Leadership Academy Project,
Series A (RB)
4.00%, 07/01/56 (c) 1,150 837,942
24,256,896
Mississippi : 0.2%
Mississippi Development Bank,
Magnolia Regional Health
Center Project (RB)
4.00%, 10/01/41 (c) 3,500 2,861,807
5.00%, 10/01/32 (c) 1,530 1,559,143
Mississippi Hospital Equipment
and Facilities Authority,
Baptist Memorial Health
Corp., Series A (RB)
5.00%, 09/01/41 (c) 3,000 3,010,695
7,431,645
Missouri : 0.8%
Boone County, Boone Hospital
Center (RB)
3.00%, 08/01/34 (c) 410 291,726
4.00%, 08/01/38 (c) 565 414,396
Par
(000’s) Value
Missouri (continued)
City of Liberty, Liberty
Commons Project, Series A
(TA)
5.75%, 06/01/35 (c) $ 500 $ 473,663
City of Nevada, Regional
Medical Center (RB) (ACA)
4.30%, 10/01/26 (c) 25 24,919
City of St. Louis, Industrial
Development Authority,
Ballpark Village Development
Project, Series A (RB)
4.38%, 11/15/35 (c) 250 225,562
Health & Educational Facilities
Authority of the State of
Missouri (RB)
5.25%, 02/01/48 (c) 1,000 1,043,692
5.25%, 02/01/54 (c) 250 258,323
Health and Educational
Facilities Authority, Lutheran
Senior Services Projects,
Series C (RB)
4.00%, 02/01/42 (c) 475 442,710
I-470 Western Gateway
Transportation Development
District, Series A (RB)
5.25%, 12/01/48 (c) 1,100 1,100,563
Kansas City Industrial
Development Authority,
Methodist Retire Home,
Series B (RB)
5.00%, 11/15/46 5,352 3,694,199
Kansas City Missouri
Industrial Development
Authority, Historic Northeast
Redevelopment Plan, Series
A-1 (RB)
5.00%, 06/01/46 (c) 500 496,424
Kirkwood Industrial
Development Authority,
Missouri Retirement
Community, Series A (RB)
5.25%, 05/15/37 (c) 1,500 1,461,478
5.25%, 05/15/50 (c) 2,000 1,782,117
Lees Summit Industrial
Development Authority (RB)
5.00%, 08/15/39 (c) 1,000 1,051,862
5.62%, 08/15/54 (c) 500 518,086
Lees Summit Industrial
Development Authority, John
Knox Village, Series A (RB)
5.00%, 08/15/32 (c) 2,430 2,461,324
5.00%, 08/15/36 (c) 1,550 1,555,865
5.00%, 08/15/42 (c) 2,000 1,934,211
Missouri State Health and
Educational Facilities
Authority, Lutheran Senior
Services Project, Series A (RB)
5.00%, 02/01/42 (c) 3,000 3,047,455

Par
(000’s) Value
Missouri (continued)
St. Joseph Industrial
Development Authority,
Missouri Healthcare, Series
A (RB)
5.00%, 01/01/50 (c) $ 1,000 $ 774,414
St. Louis County, Industrial
Development Authority,
Friendship Village St. Louis,
Series A (RB)
5.00%, 09/01/38 (c) 500 504,213
St. Louis County, Industrial
Development Authority, St.
Andrew's Resources, Series
A (RB)
5.00%, 12/01/35 (c) 150 149,246
University City of Missouri
Industrial Development
Authority of University City,
Missouri, Series A (RB)
4.88%, 06/15/36 (c) 900 912,380
24,618,828
Montana : 0.1%
Montana Facility Finance
Authority, Health Care
Facilities, Children's Home &
Hospital Project, Series A (RB)
4.00%, 07/01/50 (c) 1,970 1,326,364
Montana Facility Finance
Authority, Kalispell Regional
Medical Center, Series B (RB)
5.00%, 07/01/48 (c) 1,270 1,277,793
2,604,157
Nebraska : 0.1%
Central Plains Energy Project,
Gas Project Crossover No. 3,
Series A (RB)
5.00%, 09/01/30 2,000 2,120,798
5.00%, 09/01/34 1,000 1,076,306
5.00%, 09/01/36 500 539,171
Central Plains Energy Project,
Series G (RB)
5.00%, 05/01/53 (c) (p) 235 245,080
3,981,355
Nevada : 0.3%
City of Las Vegas NV Special
Improvement District No 818
(SA)
5.00%, 12/01/49 (c) 500 500,878
City of Las Vegas, Special
Improvement District No.
814 (SA)
4.00%, 06/01/44 (c) 230 204,148
4.00%, 06/01/49 (c) 520 443,240
City of Reno, Tax Increment
Senior Lien, Series C (TA)
5.40%, 06/01/27 (c) 745 745,056
Clark County School District,
Series A (GO)
5.00%, 06/15/26 2,000 2,055,809
Par
(000’s) Value
Nevada (continued)
Clark County, Special
Improvement District No.
159 (SA)
5.00%, 08/01/35 (c) $ 160 $ 160,801
Henderson Local Improvement
District No. T-18 (SA)
4.00%, 09/01/35 (c) 600 551,523
North Las Vegas, Special
Improvement District No. 64
(SA)
4.62%, 06/01/49 (c) 220 205,470
North Las Vegas, Special
Improvement District No. 64
(SA) (SAW)
4.62%, 06/01/43 (c) 465 446,903
State of Nevada Department of
Business & Industry (RB)
8.12%, 01/01/50 (c) (p) 1,000 1,030,547
State of Nevada, Department
of Business and Industry,
Somerset Academy, Series
A (RB)
5.00%, 12/15/35 (c) 2,000 2,008,637
5.00%, 12/15/38 (c) 400 400,951
5.00%, 12/15/48 (c) 500 487,140
5.12%, 12/15/45 (c) 1,000 1,000,398
10,241,501
New Hampshire : 0.4%
National Finance Authority,
New Hampshire Resource
Recovery, Covanta Project,
Series C (RB)
4.88%, 11/01/42 (c) 3,375 3,237,299
National Finance Authority,
New Hampshire,
Presbyterian Senior Living
Project, Series A (RB)
5.25%, 07/01/48 (c) 1,000 1,049,350
National Finance Authority,
Springpoints Living Project
(RB)
4.00%, 01/01/41 (c) 1,000 912,699
National Finance Authority, The
Vista Project, Series A (RB)
5.62%, 07/01/46 (c) 2,600 2,600,251
New Hampshire Business
Finance Authority (RB)
5.00%, 12/01/28 (c) 1,000 1,000,245
5.12%, 12/15/30 (c) 750 745,694
5.30%, 12/01/32 (c) 750 752,561
5.38%, 12/01/31 (c) 750 748,655
5.38%, 12/15/35 (c) 2,159 2,166,499
New Hampshire Business
Finance Authority (RB) (BAM)
4.12%, 01/20/34 1,304 1,299,913
14,513,166

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New Jersey : 2.1%
New Jersey Economic
Development Authority,
Bancroft Neurohealth
Project, Series A (RB)
5.00%, 06/01/36 (c) $ 470 $ 472,027
New Jersey Economic
Development Authority,
Continental Airlines, Inc.
Project (RB)
5.25%, 09/15/29 (c) 1,410 1,411,564
5.50%, 06/01/33 (c) 60 60,354
5.62%, 11/15/30 (c) 285 285,413
5.62%, 11/15/30 (c) 2,035 2,037,947
5.75%, 09/15/27 (c) 655 655,983
New Jersey Economic
Development Authority,
Kapkowski Road Landfill
Reclamation Improvement
District Project (SA)
5.75%, 04/01/31 55 54,546
New Jersey Economic
Development Authority, Lions
Gate Project (RB)
4.88%, 01/01/29 (c) 535 534,327
5.00%, 01/01/34 (c) 500 500,012
New Jersey Economic
Development Authority,
Motor Vehicle Surcharges,
Series A (RB)
4.00%, 07/01/32 (c) 1,640 1,620,418
4.00%, 07/01/34 (c) 2,000 1,944,266
5.00%, 07/01/33 (c) 4,640 4,710,075
New Jersey Economic
Development Authority,
Motor Vehicle Surcharges,
Series A (RB) (BAM)
5.00%, 07/01/28 (c) 2,500 2,595,171
New Jersey Economic
Development Authority,
Motor Vehicle Surcharges,
Series B (RB) (XLCA)
0.00%, 07/01/26 ^ 515 489,712
New Jersey Economic
Development Authority, Port
Newark Container Terminal
LLC Project (RB)
5.00%, 10/01/47 (c) 3,300 3,332,504
New Jersey Economic
Development Authority,
School Facilities Construction,
Series AAA (RB)
5.00%, 06/15/35 (c) 725 755,534
5.00%, 06/15/36 (c) 305 317,845
New Jersey Economic
Development Authority,
School Facilities Construction,
Series BBB (RB)
5.50%, 06/15/29 (c) 165 173,441
Par
(000’s) Value
New Jersey (continued)
New Jersey Economic
Development Authority,
School Facilities Construction,
Series EEE (RB)
5.00%, 06/15/48 (c) $ 2,880 $ 2,945,614
New Jersey Economic
Development Authority,
School Facilities Construction,
Series LLL (RB)
5.00%, 06/15/38 (c) 600 636,459
New Jersey Economic
Development Authority,
School Facilities Construction,
Series WW (RB)
5.00%, 06/15/35 (c) 680 685,608
5.00%, 06/15/37 (c) 630 635,196
5.25%, 06/15/28 (c) 435 437,956
New Jersey Economic
Development Authority,
School Facilities Construction,
Series XX (RB)
5.00%, 06/15/26 (c) 105 105,866
New Jersey Economic
Development Authority, The
Goethals Bridge Replacement
Project (RB)
5.12%, 01/01/34 (c) 350 350,351
5.50%, 01/01/27 (c) 500 500,725
New Jersey Economic
Development Authority, West
Campus Housing, LLC, Series
A (RB)
4.12%, 07/01/30 (c) 150 144,251
New Jersey Educational
Facilities Authority, Higher
Educational Capital
Improvement, Series A (RB)
5.00%, 09/01/26 (c) 330 330,487
New Jersey Educational
Facilities Authority, Rider
University, Series F (RB)
5.00%, 07/01/47 (c) 490 373,591
New Jersey Health Care
Facilities Financing
Authority, Hospital Asset
Transformation Program (RB)
5.00%, 10/01/28 (c) 500 529,921
New Jersey Transportation
Trust Fund Authority (RB)
3.00%, 06/15/50 (c) 3,000 2,297,828
5.00%, 06/15/35 (c) 1,185 1,357,999
5.25%, 06/15/39 (c) 3,000 3,420,112
5.25%, 06/15/50 (c) 1,000 1,083,115
New Jersey Transportation
Trust Fund Authority, Series
A (RB)
0.00%, 12/15/33 ^ 5 3,598
5.00%, 12/15/26 5 5,189
5.00%, 12/15/28 200 215,123

Par
(000’s) Value
New Jersey (continued)
5.00%, 06/15/37 (c) $ 1,000 $ 1,133,369
5.00%, 12/15/39 (c) 385 407,036
New Jersey Transportation
Trust Fund Authority, Series C
(RB) (AMBAC)
0.00%, 12/15/28 ^ 100 87,943
New Jersey Transportation
Trust Fund Authority, Series C
(RB) (NATL)
0.00%, 12/15/31 ^ 365 286,088
Newark Housing Port
Authority, Marine Terminal
Redevelopment Project (RB)
(NATL)
5.25%, 01/01/27 100 103,092
Passaic County Improvement
Authority/The (RB)
5.00%, 01/01/55 (c) 750 747,656
5.00%, 01/01/60 (c) 500 490,265
South Jersey Port Corp., Marine
Terminal, Series B (RB)
5.00%, 01/01/34 (c) 360 372,816
Tobacco Settlement Financing
Corp., Series A (RB)
5.00%, 06/01/46 (c) 15,290 15,434,139
5.25%, 06/01/46 (c) 2,675 2,724,603
Tobacco Settlement Financing
Corp., Series B (RB)
5.00%, 06/01/46 (c) 7,400 7,424,330
67,221,465
New Mexico : 0.1%
New Mexico Hospital
Equipment Loan Council,
Haverland Carter Lifestyle
Group -LA Vida Llena
Expansion Project, Series A
(RB)
5.00%, 07/01/49 (c) 3,480 3,260,905
Underline
New York : 10.2%
Brooklyn Arena Local
Development Corp., Barclays
Center (RB)
0.00%, 07/15/32 ^ 395 296,012
0.00%, 07/15/33 ^ 370 265,643
0.00%, 07/15/47 ^ 180 62,059
Brooklyn Arena Local
Development Corp., Barclays
Center, Series A (RB)
5.00%, 07/15/26 345 352,101
5.00%, 07/15/42 (c) 9,515 9,629,211
Build NYC Resource Corp. (RB)
4.00%, 08/01/42 (c) 1,310 1,160,011
5.00%, 09/01/49 (c) 1,255 1,223,746
5.00%, 09/01/59 (c) 3,800 3,652,550
Build NYC Resource Corp.,
Albert Einstein School of
Medicine, Inc., Project (RB)
5.50%, 09/01/45 (c) 4,725 4,737,253
Par
(000’s) Value
New York (continued)
Build NYC Resource Corp.,
Brooklyn Navy Yard
Cogeneration Partners, L.P.
Project (RB)
5.00%, 12/31/28 $ 4,505 $ 4,523,840
5.25%, 12/31/33 (c) 9,700 9,730,109
Build NYC Resource Corp., East
Harlem Scholars Academy
Charter School Project (RB)
5.75%, 06/01/42 (c) 1,000 1,061,478
Build NYC Resource Corp., Kipp
NYC Public School Facilities -
Canal West Project (RB)
5.25%, 07/01/52 (c) 1,000 1,027,886
5.25%, 07/01/57 (c) 1,000 1,025,885
Build NYC Resource Corp.,
Richmond University Medical
Center Project, Series A (RB)
5.62%, 12/01/50 (c) 1,200 1,118,707
Build NYC Resource Corp.,
Shefa School Project, Series A
(RB) (SAW)
5.00%, 06/15/51 (c) 6,500 6,215,407
Build NYC Resource Corp.,
Unity Preparatory Charter
School of Brooklyn Project,
Series A (RB)
5.50%, 06/15/63 (c) 1,000 1,020,076
City of Troy Capital Resource
Corp., Series A (RB)
4.00%, 09/01/40 (c) 1,250 1,219,164
County of Sullivan (SA)
5.35%, 11/01/49 (c) 2,000 2,003,983
Dutchess County Local
Development Corp., Bard
College Project, Series A (RB)
5.00%, 07/01/40 (c) 1,500 1,544,249
5.00%, 07/01/45 (c) 1,000 1,015,141
5.00%, 07/01/51 (c) 3,370 3,390,312
Erie Tobacco Asset
Securitization Corp., Series
A (RB)
5.00%, 06/01/38 (c) 5 4,730
5.00%, 06/01/45 (c) 2,000 1,797,420
Metropolitan Transportation
Authority (RB)
5.25%, 11/15/49 (c) 1,625 1,741,830
Monroe County Industrial
Development Corp., Eugenio
Maria De Hostos Charter
School Project, Series A (RB)
5.00%, 07/01/44 (c) 1,000 1,021,037
5.00%, 07/01/59 (c) 1,000 993,450
Monroe County Industrial
Development Corp.,
Rochester regional Health
Project, Series A (RB)
3.00%, 12/01/40 (c) 5 3,764

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
Monroe County Industrial
Development Corp.,
Rochester Regional Health
Project, Series A (RB)
4.00%, 12/01/35 (c) $ 2,100 $ 2,068,977
5.00%, 12/01/31 (c) 500 534,939
Nassau County Tobacco
Settlement Corp., Series A-3
(RB)
5.12%, 06/01/46 (c) 2,905 2,554,856
New York City Housing
Development Corp. (RB)
4.00%, 12/15/31 (c) 250 254,819
4.38%, 12/15/31 (c) 1,000 1,017,704
5.25%, 12/15/31 (c) 500 510,938
New York City Industrial
Development Agency, Airport
Facilities, Series A (RB)
5.00%, 07/01/28 (c) 1,400 1,407,855
New York Convention Center
Development Corp. (RB)
5.00%, 11/15/40 (c) 3,325 3,335,348
New York Counties Tobacco
Trust IV, Series A (RB)
3.75%, 06/01/45 (c) 500 389,051
5.00%, 06/01/42 (c) 7,335 6,761,981
5.00%, 06/01/45 (c) 785 703,624
New York Counties Tobacco
Trust IV, Series E (RB)
0.00%, 06/01/55 (c) ^ 5 443
New York Counties Tobacco
Trust VI, Series A-2B (RB)
5.00%, 06/01/45 (c) 1,270 1,172,312
5.00%, 06/01/51 (c) 5,000 4,488,309
New York Liberty Development
Corp., 3 World Trade Center
Project (RB)
5.38%, 11/15/40 (c) 10,000 10,009,448
New York Liberty Development
Corp., Bank of America Tower
at One Bryant Park Project,
Series 3 (RB)
2.80%, 09/15/69 (c) 7,000 6,445,438
New York Liberty Development
Corp., Goldman Sachs
Headquarters LLC (RB)
5.25%, 10/01/35 3,000 3,448,980
New York State Dormitory
Authority (RB) (AGC)
5.50%, 10/01/54 (c) 4,300 4,671,099
New York State Dormitory
Authority (RB) (AGM)
5.00%, 07/01/43 (c) 2,375 2,439,972
New York State Dormitory
Authority, CUNY Student
Housing Project (RB) (AMBAC)
5.50%, 07/01/35 480 509,008
Par
(000’s) Value
New York (continued)
New York State Dormitory
Authority, Fit Student
Housing Corp. (RB) (NATL)
5.25%, 07/01/31 $ 150 $ 153,502
New York State Dormitory
Authority, Fordham
University, Series A (RB)
5.00%, 07/01/41 (c) 1,550 1,570,727
New York State Dormitory
Authority, Montefiore
Obligated Group, Series A
(RB)
5.00%, 08/01/27 1,000 1,036,439
New York State Dormitory
Authority, New School, Series
A (RB)
5.00%, 07/01/46 (c) 2,500 2,524,018
New York State Dormitory
Authority, Series A (RB)
5.00%, 07/01/31 (c) 1,370 1,411,608
New York State Dormitory
Authority, White Plains
Hospital (RB)
5.25%, 10/01/49 (c) 1,100 1,142,875
New York State Dormitory
Authority, Yeshiva University,
Series A (RB)
5.00%, 07/15/50 (c) 1,000 1,001,134
New York Transportation
Development Corp. (RB)
5.00%, 06/30/60 (c) 2,500 2,525,599
5.25%, 06/30/49 (c) 1,250 1,298,867
5.38%, 06/30/60 (c) 10,000 10,308,175
5.50%, 12/31/54 (c) 3,000 3,189,920
New York Transportation
Development Corp. (RB)
(AGM)
5.00%, 12/01/32 6,080 6,509,316
New York Transportation
Development Corp.,
American Airlines, Inc. John
F. Kennedy International
Airport Project (RB)
5.00%, 08/01/26 (c) 3,420 3,423,847
5.00%, 08/01/31 (c) 9,640 9,650,845
5.25%, 08/01/31 (c) 5,675 5,925,249
5.38%, 08/01/36 (c) 2,000 2,080,072
New York Transportation
Development Corp., Delta
Air Lines, Inc. - LaGuardia
Airport Terminals C&D
Redevelopment Project (RB)
4.00%, 01/01/36 (c) 1,750 1,685,227
4.38%, 10/01/45 (c) 7,500 7,228,201
5.00%, 01/01/30 (c) 4,600 4,745,037
5.00%, 01/01/33 (c) 5,230 5,377,723
5.00%, 10/01/35 (c) 10,650 11,124,639
5.00%, 10/01/40 (c) 7,000 7,203,101
5.62%, 04/01/40 (c) 5,895 6,283,906

Par
(000’s) Value
New York (continued)
6.00%, 04/01/35 (c) $ 10,000 $ 11,168,687
New York Transportation
Development Corp.,
JFK Airport Terminal 6
Redevelopment Project,
Series A (RB)
5.50%, 12/31/60 (c) 9,000 9,513,965
New York Transportation
Development Corp.,
JFK Airport Terminal 6
Redevelopment Project,
Series A (RB) (AGC)
5.25%, 12/31/54 (c) 4,000 4,233,230
New York Transportation
Development Corp.,
JFK Airport Terminal 6
Redevelopment Project,
Series B (RB) (AGC)
5.00%, 12/31/54 (c) 1,000 624,492
New York Transportation
Development Corp., John
F. Kennedy International
Airport New Terminal One
Project (RB)
6.00%, 06/30/54 (c) 3,475 3,741,546
New York Transportation
Development Corp., John
F. Kennedy International
Airport Project (RB)
3.00%, 08/01/31 5,765 5,405,806
New York Transportation
Development Corp.,
LaGuardia Airport Terminal
B Redevelopment Project,
Series A (RB)
4.00%, 07/01/31 (c) 1,000 993,158
5.00%, 07/01/30 (c) 420 420,046
5.00%, 07/01/34 (c) 4,230 4,230,469
5.00%, 07/01/41 (c) 11,445 11,445,057
5.00%, 07/01/46 (c) 10,130 10,126,487
5.25%, 01/01/50 (c) 9,720 9,719,443
New York Transportation
Development Corp.,
Terminal 4 John F. Kennedy
International Airport Project
(RB)
5.00%, 12/01/39 (c) 1,000 1,042,089
5.00%, 12/01/41 (c) 6,000 6,215,667
5.00%, 12/01/42 (c) 1,000 1,031,375
New York Transportation
Development Corp.,
Terminal 4 John F. Kennedy
International Airport Project
(RB) (AGM)
5.00%, 12/01/30 5,000 5,307,150
5.00%, 12/01/31 2,355 2,512,224
Par
(000’s) Value
New York (continued)
New York Transportation
Development Corporation,
John F. Kennedy International
Airport New Terminal Project
(RB)
5.50%, 06/30/54 (c) $ 1,000 $ 1,052,630
5.50%, 06/30/60 (c) 5,000 5,246,772
Niagara Area Development
Corp., New York Solid Waste
Disposal Facility, Series A (RB)
4.75%, 11/01/42 (c) 2,250 2,125,942
Otsego County Capital
Resource Corp., Hartwick
College Project, Series A (RB)
5.00%, 10/01/45 (c) 355 252,901
Suffolk Tobacco Asset
Securitization Corp., Series
B-2 (RB)
0.00%, 06/01/66 (c) ^ 10,515 1,034,587
Triborough Bridge & Tunnel
Authority (RB)
5.25%, 12/01/54 (c) 2,000 2,160,701
5.50%, 12/01/59 (c) 1,000 1,101,829
Triborough Bridge & Tunnel
Authority (RB) (AGC)
4.50%, 12/01/56 (c) 1,000 994,979
Troy Capital Resource Corp.,
Rensselaer Polytechnic
Institute Project, Series A (RB)
5.00%, 09/01/36 (c) 2,020 2,152,827
TSASC, Inc., Tobacco Settlement
Bonds, Series B (RB)
5.00%, 06/01/45 (c) 4,600 4,309,568
5.00%, 06/01/48 (c) 3,000 2,803,963
Ulster County Capital Resource
Corp., Woodland Pond of
New Paltz Project (RB)
5.00%, 09/15/37 (c) 400 359,683
5.25%, 09/15/53 (c) 180 143,495
Westchester County Local
Development Corp., Medical
Center (RB)
5.00%, 11/01/46 (c) 4,860 4,581,625
Westchester County Local
Development Corp., Purchase
Senior Learning Community
Inc., Project, Series A (RB)
5.00%, 07/01/46 (c) 2,000 2,010,802
5.00%, 07/01/56 (c) 2,000 1,962,611
Westchester Tobacco Asset
Securitization Corp., Series
B (RB)
5.00%, 06/01/41 (c) 200 201,668
Yonkers Economic
Development Corp., Charter
School of Educational
Excellence Project, Series A
(RB)
5.00%, 10/15/54 (c) 275 268,738

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
Yonkers Economic
Development Corp., Charter
School of Educational
Excellence Project, Series A
(RB) (AGM)
5.00%, 10/15/39 (c) $ 315 $ 319,452
332,777,846
North Carolina : 0.7%
North Carolina Department
of Transportation, I-77 Hot
Lanes Project (RB)
5.00%, 12/31/37 (c) 1,000 1,001,587
North Carolina Medical Care
Commission (RB)
4.25%, 09/01/28 (c) 500 500,211
5.25%, 12/01/54 (c) 1,000 1,059,792
North Carolina Medical Care
Commission Health Care
Facilities First Mortgage,
Pennybyrn at Maryfield (RB)
5.00%, 10/01/30 (c) 1,000 1,000,168
5.00%, 10/01/35 (c) 2,270 2,269,861
North Carolina Medical Care
Commission Retirement
Facilities, Penick Village
Project (RB)
5.50%, 09/01/54 (c) 1,485 1,494,817
North Carolina Medical Care
Commission, Pennybyrn at
Maryfield (RB)
5.00%, 10/01/25 35 35,054
North Carolina Medical Care
Commission, Retirement
Facilities (RB)
5.00%, 10/01/31 (c) 3,530 3,561,673
5.00%, 10/01/37 (c) 1,140 1,144,970
North Carolina Medical Care
Commission, Retirement
Facilities, Series A (RB)
5.00%, 10/01/30 (c) 165 163,946
North Carolina Medical Care
Commission, Retirement
Facilities, Series A (RB) (AGM)
5.00%, 07/01/49 (c) 385 379,641
North Carolina Medical Care
Commission, Salemtowne
Project (RB)
5.25%, 10/01/37 (c) 465 461,994
North Carolina Turnpike
Authority (RB) (AGM)
4.00%, 01/01/55 (c) 1,625 1,517,510
North Carolina Turnpike
Authority Triangle
Expressway System Senior
Lien (RB)
5.00%, 01/01/40 (c) 5,000 5,171,702
Par
(000’s) Value
North Carolina (continued)
North Carolina Turnpike
Authority, Triangle
Expressway System (RB)
5.00%, 01/01/30 (c) $ 1,000 $ 1,029,831
5.00%, 01/01/49 (c) 1,430 1,462,933
North Carolina Turnpike
Authority, Triangle
Expressway System (RB)
(AGM)
5.00%, 01/01/32 (c) 100 106,407
22,362,097
North Dakota : 0.3%
City of Grand Forks ND (RB)
(AGM)
5.00%, 12/01/53 (c) 1,000 1,021,028
City of Grand Forks, Altru
Health System (RB)
5.00%, 12/01/32 (c) 2,000 2,103,465
City of Grand Forks, Altru
Health System (RB) (AGM)
4.00%, 12/01/41 (c) 1,000 901,842
City of Williston, Eagle Crest
Apartments LLC Project (RB)
6.25%, 09/01/23 (d) * 437 65,494
7.75%, 09/01/38 (c) (d) * 912 136,845
County of Grand Forks, Red
River Biorefinery, LLC Project,
Series A (RB)
7.00%, 12/15/43 (c) (d) * 5,500 55
County of Ward, North Dakota
Health Care Facilities, Series
C (RB)
5.00%, 06/01/48 (c) 3,000 2,984,688
Ward County, North Dakota
Health Care Facilities, Series
C (RB)
5.00%, 06/01/43 (c) 1,000 1,008,165
8,221,582
Ohio : 3.3%
Akron Bath Copley Joint
Township Hospital District,
Summa Health System (RB)
5.25%, 11/15/41 (c) 500 507,005
5.25%, 11/15/46 (c) 5,000 5,046,807
Brunswick City School District,
Classroom Facilities and
School Improvement (GO)
(BAM)
5.25%, 12/01/53 (c) 2,000 2,111,688
Buckeye Tobacco Settlement
Financing Authority, Series
B-2 (RB)
5.00%, 06/01/55 (c) 34,075 30,697,050
Centerville Ohio Health Care,
Graceworks Lutheran
Services (RB)
5.25%, 11/01/47 (c) 1,000 961,419

Par
(000’s) Value
Ohio (continued)
Cleveland Cuyahoga County,
Port Authority Cultural
Facility, Playhouse Square
Foundation Project (RB)
5.00%, 12/01/28 $ 600 $ 612,584
Cleveland-Cuyahoga County
Port Authority (RB)
5.88%, 01/01/49 (c) 750 744,717
Columbus Regional Airport
Authority (RB)
5.00%, 01/01/35 1,000 1,094,734
5.50%, 01/01/50 (c) 1,000 1,073,972
5.50%, 01/01/55 (c) 2,000 2,143,264
Columbus-Franklin County
Finance Authority, Ohio
Dominican University Project
(RB) (SBG)
6.50%, 03/01/48 (c) 3,800 2,599,471
County of Butler (RB)
5.00%, 11/15/32 (c) 1,035 1,049,145
County of Cuyahoga, Ohio
Convention Hotel Project (CP)
5.00%, 12/01/25 (c) 1,805 1,805,425
County of Cuyahoga, Ohio
Hospital, The Metrohealth
System (RB)
4.75%, 02/15/47 (c) 340 330,529
5.25%, 02/15/47 (c) 10,000 10,118,988
5.50%, 02/15/52 (c) 1,225 1,242,165
5.50%, 02/15/57 (c) 3,000 3,039,607
County of Lukas, Ohio Hospital,
Promedica Healthcare, Series
A (RB) (AGM)
5.25%, 11/15/48 (c) 8,000 8,057,416
County of Montgomery,
Premier Health Partners
Obligated Group, Series A
(RB)
4.00%, 11/15/42 (c) 3,940 3,637,295
4.00%, 11/15/45 (c) 1,250 1,108,899
Muskingum County, Ohio
Hospital Facilities, Genesis
HealthCare System Project
(RB)
5.00%, 02/15/33 (c) 490 491,940
5.00%, 02/15/44 (c) 1,750 1,710,093
Ohio Air Quality Development
Authority, AMG Vanadium
Project (RB)
5.00%, 07/01/49 (c) 11,000 10,293,410
Ohio Air Quality Development
Authority, Dayton Co. Project,
Series B (RB)
4.25%, 11/01/40 (p) 2,000 2,022,962
Ohio Air Quality Development
Authority, Duke Energy Corp.
Project, Series B (RB)
4.25%, 11/01/39 (p) 1,000 1,010,591
Par
(000’s) Value
Ohio (continued)
Ohio Air Quality Development
Authority, Ohio Valley Electric
Corp. Project, Series A (RB)
3.25%, 09/01/29 $ 2,750 $ 2,683,963
Ohio Air Quality Development
Authority, Pratt Paper LLC
Project (RB)
4.50%, 01/15/48 (c) 2,000 1,935,963
Ohio Airport Special Revenue,
Continental Airlines, Inc.
Project (RB)
5.38%, 09/15/27 (c) 5,000 5,005,763
Ohio University, A State
University of Ohio, Series A
(RB)
5.00%, 12/01/45 (c) 1,250 1,280,756
Southeastern Ohio Port
Authority, Hospital Facilities
Revenue, Memorial Health
System Obligated Group
Project (RB)
5.00%, 12/01/35 (c) 245 231,636
5.00%, 12/01/43 (c) 1,240 1,110,176
5.50%, 12/01/43 (c) 70 66,609
Washington County, Ohio
Hospital Facilities, Memorial
Health System (RB)
6.75%, 12/01/52 (c) 2,235 2,445,065
108,271,107
Oklahoma : 1.3%
Atoka Industrial Development
Authority Solid Waste
Disposal Facilities, Gladieux
Metals Recycling Oklahoma,
LLC Project (RB)
8.00%, 08/01/39 (c) 1,000 850,000
Norman Regional Hospital
Authority (RB)
3.25%, 09/01/38 (c) 340 249,365
4.00%, 09/01/37 (c) 2,365 1,878,864
4.00%, 09/01/45 (c) 1,000 740,565
Oklahoma County Finance
Authority (RB)
6.50%, 06/15/64 (c) 1,250 1,301,364
Oklahoma Development
Finance Authority, Oklahoma
City University Project (RB)
5.00%, 08/01/44 (c) 4,305 4,236,619
Oklahoma Development
Finance Authority, OU
Medicine Project, Series B
(RB)
5.00%, 08/15/33 (c) 700 722,654
5.25%, 08/15/43 (c) 2,900 2,957,958
5.25%, 08/15/48 (c) 11,000 11,152,878

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Oklahoma (continued)
Oklahoma Development
Finance Authority, OU
Medicine Project, Series B
(RB) (AGM)
5.50%, 08/15/52 (c) $ 1,300 $ 1,326,364
5.50%, 08/15/57 (c) 7,290 7,425,552
Rogers County Industrial
Development Authority (RB)
3.62%, 04/01/40 (c) 375 343,723
Tulsa Airports Improvement
Trust (RB)
5.50%, 06/01/35 (c) 5,000 5,009,418
Tulsa Municipal Airport Trust,
American Airlines, Inc. (RB)
5.00%, 06/01/35 (c) (p) 4,455 4,469,938
42,665,262
Oregon : 0.1%
Multnomah County, Oregon
Hospital Facilities Authority,
PArkview Project, Series A
(RB) (AGM)
4.00%, 12/01/36 (c) 1,000 909,792
Oregon State Facilities
Authority (RB)
5.00%, 10/01/35 (c) 2,260 2,286,024
Oregon State Facilities
Authority, Samaritan Health
Services Project (RB)
5.00%, 10/01/46 (c) 1,000 985,331
4,181,147
Pennsylvania : 4.0%
Adams County General
Authority (RB)
5.00%, 06/01/34 (c) 250 263,567
5.00%, 06/01/59 (c) 1,000 1,004,372
Allegheny County Airport
Authority, Pittsburgh
International Airport, Series A
(RB) (AGM)
5.50%, 01/01/48 (c) 1,410 1,514,868
Allentown Neighborhood
Improvement Zone
Development Authority (RB)
5.00%, 05/01/28 550 560,505
5.00%, 05/01/28 840 861,154
5.00%, 05/01/32 (c) 250 253,447
5.00%, 05/01/33 (c) 250 254,351
5.00%, 05/01/42 (c) 2,245 2,245,217
5.00%, 05/01/42 (c) 2,000 1,998,898
5.00%, 05/01/42 (c) 2,000 2,037,171
5.38%, 05/01/42 (c) 4,000 4,013,902
Berks County Municipal
Authority, Tower Health
Project, Series A-3 (RB)
5.00%, 06/30/39 (c) 13,564 13,515,827
Berks County Municipal
Authority, Tower Health
Project, Series B-1 (RB)
6.00%, 06/30/44 (c) 5,279 3,798,324
Par
(000’s) Value
Pennsylvania (continued)
Central Texas Regional Mobility
Authority, Subordinated Lien,
Series G (RB)
6.00%, 10/01/48 (c) $ 1,000 $ 982,551
Chester County Health and
Education Facilities Authority,
Immaculata University
Project (RB)
5.00%, 11/01/46 (c) 430 358,479
Chester County Industrial
Development Authority (RB)
5.25%, 10/15/47 (c) 1,250 1,227,135
Chester County Industrial
Development Authority,
Woodland at Greystone
Project (SA)
5.00%, 03/01/38 (c) 1,100 1,088,861
5.12%, 03/01/48 (c) 1,801 1,720,042
Crawford County Hospital
Authority, Meadville Medical
Center Project, Series A (RB)
6.00%, 06/01/46 (c) 440 444,241
6.00%, 06/01/51 (c) 345 345,614
Cumberland County Municipal
Authority (RB)
4.00%, 01/01/33 (c) 125 121,931
5.00%, 01/01/45 (c) 3,000 2,837,058
Delaware County Industrial
Development Authority,
Chester Community Charter
School Project, Series A (RB)
5.12%, 06/01/46 (c) 395 390,565
Delaware Valley, Pennsylvania
Regional Finance Authority,
Series A (RB) (AMBAC)
5.50%, 08/01/28 2,360 2,547,412
Erie Pennsylvania Higher
Education Building Authority,
Mercyhurst University Project
(RB)
5.00%, 09/15/37 (c) 1,000 944,441
Franklin County Industrial
Development Authority,
Menno-Haven, Inc. Project
(RB)
5.00%, 12/01/49 (c) 500 459,985
5.00%, 12/01/54 (c) 215 193,802
Lancaster County Hospital
Authority, Brethren Village
Project (RB)
5.12%, 07/01/37 (c) 1,000 1,002,535
Lancaster County Hospital
Authority, St. Anne's
Retirement Community, Inc.
Project (RB)
5.00%, 03/01/40 (c) 425 388,318
5.00%, 03/01/45 (c) 310 270,488
5.00%, 03/01/50 (c) 425 357,668

Par
(000’s) Value
Pennsylvania (continued)
McCandless Industrial
Development Authority, LA
Roche University Project,
Series A (RB)
6.75%, 12/01/46 (c) $ 1,000 $ 959,186
Montgomery County Higher
Education and Health
Authority, Holy Redeemer
Health System, Series A (RB)
5.00%, 10/01/40 (c) 5,150 4,592,391
Montgomery County Higher
Education and Health
Authority, Presbytery Homes,
Inc. Project (RB)
5.00%, 12/01/47 (c) 2,000 2,000,904
Montgomery County Higher
Education and Health
Authority, Thomas Jefferson
University, Series B (RB)
5.00%, 05/01/47 (c) 4,800 4,971,055
Montgomery County Industrial
Development Authority,
Series A (RB)
4.10%, 04/01/53 (p) 2,500 2,549,009
Montgomery County Industrial
Development Authority,
Whitemarsh Continuing
Care Retirement Community
Project (RB)
5.00%, 01/01/30 (c) 150 150,005
5.25%, 01/01/40 (c) 870 856,707
Moon Industrial Development
Authority, Baptist Homes
Society (RB)
5.62%, 07/01/30 (c) 300 263,058
6.00%, 07/01/45 (c) 590 410,073
Northampton County Industrial
Development Authority,
Morningstar Senior Living,
Inc. Project (RB)
5.00%, 11/01/39 (c) 1,000 953,741
Pennsylvania Economic
Development Financing
Authority (RB) (AGM)
5.00%, 12/31/57 (c) 1,780 1,831,503
5.50%, 06/30/42 (c) 1,805 1,951,557
Pennsylvania Economic
Development Financing
Authority, Covanta Project,
Series A (RB)
3.25%, 08/01/39 (c) 2,750 2,257,960
Pennsylvania Economic
Development Financing
Authority, Penndot Major
Bridges Package One Project
(RB)
5.00%, 06/30/32 1,000 1,073,522
Par
(000’s) Value
Pennsylvania (continued)
Pennsylvania Economic
Development Financing
Authority, Tapestry Moon
Senior Housing Project,
Series A (RB)
6.50%, 12/01/38 (c) (d) * $ 3,040 $ 912,000
6.75%, 12/01/53 (c) (d) * 6,470 1,941,000
Pennsylvania Economic
Development Financing
Authority, The Penndot Major
Bridges Package One Project
(RB)
5.25%, 06/30/53 (c) 4,000 4,126,381
5.50%, 06/30/40 (c) 3,000 3,255,691
5.75%, 06/30/48 (c) 4,000 4,305,577
6.00%, 06/30/61 (c) 6,000 6,539,212
Pennsylvania Economic
Development Financing
Authority, The Pennsylvania
Rapid Bridge Replacement
Project (RB)
5.00%, 12/31/25 1,105 1,116,135
5.00%, 12/31/26 (c) 1,485 1,515,707
5.00%, 12/31/28 (c) 575 585,365
5.00%, 12/31/30 (c) 410 417,149
5.00%, 06/30/42 (c) 6,945 6,994,541
Pennsylvania Higher
Educational Facilities
Authority (RB)
5.00%, 11/01/42 (c) 1,100 1,072,293
Pennsylvania Higher
Educational Facilities
Authority (RB) (AGC)
5.00%, 11/01/51 (c) 1,000 1,049,204
Pennsylvania Higher
Educational Facilities
Authority, La Salle University
(RB)
5.00%, 05/01/37 (c) 1,915 1,574,391
5.00%, 05/01/42 (c) 1,000 769,949
Philadelphia Authority for
Industrial Development (RB)
5.00%, 06/15/43 (c) 1,000 1,005,887
Philadelphia Authority for
Industrial Development,
Greater Philadelphia Health
Action, Inc. Project, Series A
(RB)
6.38%, 06/01/40 (c) 440 440,423
6.50%, 06/01/45 (c) 440 440,412
6.62%, 06/01/50 (c) 415 415,459
Philadelphia Authority for
Industrial Development,
Independence Charter School
West Project (RB)
5.00%, 06/15/39 (c) 355 347,503

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Pennsylvania (continued)
Philadelphia Authority for
Industrial Development, KIPP
Philadelphia Charter School
Project, Series B (RB) (AGM)
5.00%, 04/01/46 (c) $ 1,000 $ 961,471
Philadelphia Authority for
Industrial Development, LA
Salle University (RB)
4.00%, 05/01/42 (c) 2,000 1,359,789
Philadelphia Authority for
Industrial Development,
Performing Arts, String
Theory Charter School
Project (RB)
5.00%, 06/15/40 (c) 500 503,292
5.00%, 06/15/50 (c) 1,000 983,682
Philadelphia Authority for
Industrial Development,
Temple University (RB)
5.00%, 04/01/29 (c) 3,000 3,008,935
Philadelphia Authority for
Industrial Development,
Temple University, First
Series (RB)
5.00%, 04/01/40 (c) 5,695 5,706,473
Philadelphia Authority for
Industrial Development,
Wesley Enhanced Living
Obligation Group, Series A
(RB)
5.00%, 07/01/32 (c) 735 741,107
Philadelphia Hospitals and
Higher Education Facilities
Authority, Temple University
Health System (RB)
5.00%, 07/01/33 (c) 1,000 1,016,706
Philadelphia Hospitals and
Higher Education Facilities
Authority, Temple University
Health System, Series A (RB)
5.00%, 07/01/31 (c) 1,240 1,265,271
5.00%, 07/01/32 (c) 220 223,940
Philadelphia, Pennsylvania
Hospital & Higher Education
Facilities Authority, Temple
University Health System
Obligation Group (RB) (AGM)
5.00%, 07/01/37 (c) 500 535,294
Scranton-Lackawanna,
Pennsylvania Health and
Welfare Authority (RB)
5.00%, 06/01/36 (c) 1,500 1,407,171
The School District of
Philadelphia, Se (GO) (SAW)
5.00%, 09/01/26 1,000 1,030,413
130,391,223
Puerto Rico : 8.8%
Children's Trust Fund (RB)
0.00%, 05/15/57 (c) ^ 200,000 13,446,020
Par
(000’s) Value
Puerto Rico (continued)
Cofina Class 2 Trust (RB)
(AMBAC)
0.00%, 08/01/47 ^ $ 80 $ 24,748
Commonwealth of Puerto Rico
(GO)
0.00%, 07/01/33 (c) ^ 12,285 8,573,117
Puerto Rico Commonwealth
Aqueduct and Sewer
Authority, Series A (RB)
4.00%, 07/01/42 (c) 4,365 4,081,129
5.00%, 07/01/30 7,500 7,885,553
5.00%, 07/01/37 (c) 6,290 6,585,458
5.00%, 07/01/47 (c) 11,500 11,616,170
Puerto Rico Commonwealth
Aqueduct and Sewer
Authority, Series B (RB)
5.00%, 07/01/29 3,000 3,139,279
5.00%, 07/01/37 (c) 3,365 3,504,486
Puerto Rico Commonwealth,
Series A-1 (GO)
4.00%, 07/01/41 (c) 8,260 7,812,640
Puerto Rico Commonwealth,
Series A-1 (GO) (BAM-TCRS)
4.00%, 07/01/33 (c) 13,570 13,506,269
4.00%, 07/01/35 (c) 12,538 12,431,180
4.00%, 07/01/37 (c) 9,500 9,296,007
5.75%, 07/01/31 10,055 11,148,505
Puerto Rico Electric Power
Authority (RB) (NATL)
5.25%, 07/01/30 2,705 2,685,389
5.25%, 07/01/32 450 446,773
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing Authority,
University Plaza Project,
Series A (RB) (NATL)
5.00%, 07/01/33 (c) 20 20,016
Puerto Rico Sales Tax Financing
Corp. (RB)
0.00%, 07/01/46 (c) ^ 25,000 8,215,725
Puerto Rico Sales Tax Financing
Corp. Sales Tax Revenue (RB)
4.75%, 07/01/53 (c) 3,000 2,948,049
5.00%, 07/01/58 (c) 3,000 3,000,833
Puerto Rico Sales Tax Financing
Corp., Series A-1 (RB)
4.50%, 07/01/34 (c) 2,800 2,806,885
5.00%, 07/01/58 (c) 50,460 50,474,002
Puerto Rico Sales Tax Financing
Corp., Series A-1 (RB) (AGC)
4.55%, 07/01/40 (c) 10,414 10,440,238
Puerto Rico Sales Tax Financing
Corp., Series A-1 (RB)
(AMBAC)
4.75%, 07/01/53 (c) 23,777 23,365,256
Puerto Rico Sales Tax Financing
Corp., Series A-2 (RB)
4.33%, 07/01/40 (c) 12,590 12,492,551

Par
(000’s) Value
Puerto Rico (continued)
4.33%, 07/01/40 (c) $ 23,145 $ 22,965,853
4.55%, 07/01/40 (c) 6,432 6,448,205
4.78%, 07/01/58 (c) 9,000 8,873,114
Puerto Rico Sales Tax Rev
Restructed BDS Cofina A-1
(RB)
0.00%, 07/01/51 (c) ^ 74,235 17,960,386
286,193,836
Rhode Island : 0.2%
Rhode Island Health and
Educational Building Corp.,
Care New England Issue,
Series B (RB)
5.00%, 09/01/26 100 100,689
5.00%, 09/01/36 (c) 3,750 3,751,480
Rhode Island Health and
Educational Building Corp.,
Care New England, Series B
(RB)
5.00%, 09/01/31 (c) 500 502,222
Rhode Island Health and
Educational Building Corp.,
Lifespan Obligated Group
Issue (RB)
5.00%, 05/15/33 (c) 1,000 1,013,636
5.00%, 05/15/39 (c) 2,215 2,228,838
7,596,865
South Carolina : 0.5%
Berkeley County, South
Carolina Nexton
Improvement District (SA)
4.38%, 11/01/49 (c) 800 715,429
Piedmont Municipal Power
Agency, South Carolina
Electric, Series C (RB)
5.00%, 01/01/34 (c) 1,000 1,021,388
Scago Educational Facilities,
School District of Pickens
County Project (RB)
5.00%, 12/01/29 (c) 1,425 1,431,077
South Carolina Jobs-Economic
Development Authority (RB)
6.50%, 06/15/54 (c) 1,000 1,006,618
South Carolina Jobs-Economic
Development Authority,
Beaufort Memorial Hospital
& South of Broad Healthcare
Project (RB)
5.75%, 11/15/54 (c) 1,000 1,048,449
South Carolina Jobs-Economic
Development Authority,
Hampton Medical Center
Project (RB)
5.00%, 11/01/33 (c) 500 503,547
5.00%, 11/01/37 (c) 650 646,404
Par
(000’s) Value
South Carolina (continued)
South Carolina Jobs-Economic
Development Authority, High
Point Academy Project, Series
A (RB)
5.75%, 06/15/39 (c) $ 500 $ 498,509
5.75%, 06/15/49 (c) 500 485,928
South Carolina Jobs-Economic
Development Authority,
South Carolina Episcopal
Home at Still Hopes (RB)
5.00%, 04/01/47 (c) 3,000 2,972,031
South Carolina Jobs-Economic
Development Authority, The
Lutheran Homes of South
Carolina, Inc. (RB)
5.00%, 05/01/43 (c) 320 279,631
South Carolina Jobs-Economic
Development Authority, The
Woodlands at Furman (RB)
4.00%, 11/15/27 (c) 165 162,855
5.25%, 11/15/37 (c) 2,000 2,039,214
5.25%, 11/15/52 (c) 2,000 2,000,345
14,811,425
South Dakota : 0.1%
City of Sioux Falls, Dow
Rummel Village Project (RB)
5.00%, 11/01/42 (c) 750 706,978
5.00%, 11/01/46 (c) 500 456,643
County of Lincoln, South
Dakota Economic
Development, Augustana
College Association Project,
Series A (RB)
4.00%, 08/01/51 (c) 1,550 1,270,416
4.00%, 08/01/56 (c) 1,410 1,127,165
Lincoln County, South Dakota
Economic Development
Bonds, The Augustana
College Association Project,
Series A (RB)
4.00%, 08/01/61 (c) 1,300 1,016,358
4,577,560
Tennessee : 0.6%
Bristol Industrial Development
Board, Pinnacle Project,
Series A (RB)
5.00%, 12/01/35 (c) 2,000 1,934,903
Chattanooga Health,
Educational and Housing
Facility Board, Series A-2 (RB)
5.00%, 08/01/44 (c) 310 315,742
Knox County Health
Educational and Housing
Facility Board (RB)
4.00%, 09/01/40 (c) 295 263,058
4.00%, 09/01/47 (c) 290 233,838
5.00%, 04/01/36 (c) 1,055 1,064,629

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Tennessee (continued)
Metropolitan Government
of Nashville and Davidson
County, Health and
Educational Facilities Board,
Lipscomb University Project,
Series A (RB)
5.25%, 10/01/58 (c) $ 2,000 $ 2,023,767
Shelby County, Tennessee
Health Educational and
Housing Facility, Madrone
Memphis Student Housing I,
LLC - University of Memphis
Project, Series A-1 (RB)
5.00%, 06/01/44 (c) 500 502,929
5.25%, 06/01/56 (c) 750 755,997
Tennessee Corp. Gas Supply,
Series A (RB)
5.50%, 10/01/53 (c) (p) 6,375 6,778,450
Tennessee Energy Acquisition
Corp., Series B (RB)
5.62%, 09/01/26 5,000 5,149,897
19,023,210
Texas : 6.0%
Angelina and Neches River
Authority, Industrial
Development Corp.,
Solid Waste Disposal and
Wastewater Treatment
Facilities, Series A (RB)
7.50%, 12/01/45 (c) (d) * 1,500 508,465
Arlington Higher Education
Finance Corp. (RB)
4.38%, 02/15/51 (c) 1,000 773,241
4.50%, 06/15/56 (c) (p) 1,000 1,000,063
4.88%, 06/15/59 (c) 1,000 968,361
5.75%, 06/01/43 (c) 1,000 1,027,625
6.00%, 06/01/53 (c) 1,000 1,023,646
6.25%, 06/01/63 (c) 1,000 1,028,565
Arlington Higher Education
Finance Corp., Basis Texas
Charter Schools, Inc. (RB)
5.00%, 06/15/64 (c) 500 489,852
Arlington Higher Education
Finance Corp., Legacy
Traditional School - Texas
Project, Series A (RB)
6.75%, 02/15/62 (c) 5 5,130
Austin Convention Enterprises,
Inc., Convention Center Hotel,
First Tier, Series A (RB)
5.00%, 01/01/33 (c) 500 500,369
Austin Convention Enterprises,
Inc., Convention Center
Hotel, First Tier, Series A (RB)
(SAW)
5.00%, 01/01/27 280 282,217
Par
(000’s) Value
Texas (continued)
Austin Convention Enterprises,
Inc., Convention Center Hotel,
Second Tier, Series B (RB)
5.00%, 01/01/26 $ 715 $ 714,466
5.00%, 01/01/34 (c) 500 487,808
Bexar County Health Facilities
Development Corp. (RB)
5.00%, 07/15/37 (c) 850 852,378
5.00%, 07/15/41 (c) 2,000 1,958,243
Board of Managers, Joint
Guadalupe County, City of
Seguin Hospital (RB)
5.00%, 12/01/40 (c) 610 599,426
5.00%, 12/01/45 (c) 215 207,984
Brazoria County Industrial
Development Corp., Texas
Solid Waste Disposal
Facilities, Gladieux Recycling,
LLC Project (RB) (SAW)
8.50%, 03/01/39 (c) 3,510 2,808,000
Brazoria County Industrial
Development Corp., Texas
Solid Waste Disposal
Facilities, Gladieux Recycling,
LLC Project (RB) (SBG)
7.00%, 03/01/39 (c) (d) * 1,785 1,428,000
Calhoun County Navigation
Industrial Development
Authority, Max Midstream
Texas LLC Project, Series A
(RB)
3.62%, 07/01/26 (c) 2,200 2,055,930
Central Texas Regional Mobility
Authority, Series C (RB)
5.00%, 01/01/27 (c) 7,000 7,121,526
City of Houston TX Airport
System Revenue (RB)
5.25%, 07/15/33 3,000 3,185,355
5.25%, 07/15/34 6,000 6,382,185
5.50%, 07/15/35 (c) 3,000 3,245,839
5.50%, 07/15/36 (c) 1,000 1,079,118
5.50%, 07/15/37 (c) 4,000 4,310,452
5.50%, 07/15/38 (c) 4,975 5,346,286
5.50%, 07/15/39 (c) 4,650 4,989,611
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Series
A (RB)
4.00%, 07/01/41 (c) 7,500 7,044,674
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Series
B-1 (RB)
4.00%, 07/15/41 (c) 21,780 20,455,889
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Series
C (RB)
5.00%, 07/15/27 5,590 5,702,272

Par
(000’s) Value
Texas (continued)
5.00%, 07/15/28 $ 2,500 $ 2,566,761
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Technical
Operations Center Project
(RB)
5.00%, 07/15/28 1,000 1,026,705
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Terminal
Improvement Projects, Series
B-1 (RB)
5.00%, 07/15/30 (c) 4,335 4,347,858
Clifton Higher Education
Finance Corp., Series A (RB)
5.12%, 08/15/30 (c) 730 734,971
5.50%, 08/15/35 (c) 610 615,640
6.00%, 06/15/48 (c) 1,000 1,004,107
Clifton Higher Education
Finance Corp., Series D (RB)
5.25%, 08/15/27 (c) 1,000 1,006,813
5.75%, 08/15/33 (c) 500 504,278
6.00%, 08/15/38 (c) 500 504,120
Clifton Higher Education
Finance Corp., Valor
Education, Series A (RB)
6.00%, 06/15/54 (c) 500 496,542
Conroe Local Government
Corp., Conroe Convention
Center Hotel, Series A (RB)
4.00%, 10/01/50 (c) 2,035 1,605,754
Dallas County Flood Control
District No. 1 (GO)
5.00%, 04/01/32 (c) 850 837,602
Dallas Texas Housing
Finance Corp. Residential
Development, The Briscoe
Apartments, Series A (RB)
6.00%, 12/01/62 (c) 1,000 961,001
Harris County, Cultural
Education Facilities Finance
Corp., Brazoz Presbyterian
Homes, Inc. Project (RB)
5.00%, 01/01/48 (c) 1,000 1,001,579
Harris County, Houston Sports
Authority, Junior Lien, Series
H (RB) (NATL)
0.00%, 11/15/25 ^ 495 482,434
0.00%, 11/15/27 ^ 590 537,176
0.00%, 11/15/29 ^ 1,405 1,192,363
0.00%, 11/15/30 ^ 115 94,190
Harris County, Houston Sports
Authority, Second Lien, Series
B (RB) (AGC)
5.00%, 11/15/46 (c) 1,000 1,054,359
Matagorda County Navigation
District No. 1, Series A (RB)
(AMBAC)
4.40%, 05/01/30 1,035 1,085,138
Par
(000’s) Value
Texas (continued)
Matagorda County, Navigation
District 1 (RB)
4.00%, 06/01/30 (c) $ 5,000 $ 5,001,415
Mesquite Health Facility
Development Corp., Christian
Care Centers, Inc. Project (RB)
(NATL)
5.12%, 02/15/30 (c) (d) * 237 2,369
5.12%, 02/15/42 (c) (d) * 907 9,069
Mission Economic
Development Corp., Senior
Lien, Natgasoline Project (RB)
4.62%, 10/01/31 (c) 11,500 11,496,070
Montgomery County Toll Road
Authority (RB)
5.00%, 09/15/43 (c) 3,310 3,318,196
5.00%, 09/15/48 (c) 5,915 5,926,535
New Hampshire Health and
Education Facilities Authority,
(RB)
4.00%, 08/15/41 (c) 2,315 2,078,316
New Hope Cultural Education
Facilities Finance Corp. (RB)
5.00%, 08/15/54 (c) 1,500 1,455,033
5.00%, 08/15/59 (c) 1,500 1,440,564
New Hope Cultural Education
Facilities Finance Corp., 4-K
Housing, Inc. Stoney Brook
Project, Series B (RB)
5.00%, 07/01/52 (c) 235 105,750
New Hope Cultural Education
Facilities Finance Corp.,
Carillon Lifecare Community
Project (RB)
5.00%, 07/01/36 (c) 230 223,562
New Hope Cultural Education
Facilities Finance Corp.,
Legacy Preparatory Charter
Academy, Series A (RB)
5.25%, 08/15/27 (c) 115 116,082
New Hope Cultural Education
Facilities Finance Corp., MRC
Senior Living - The Langford
Project, Series A (RB)
5.50%, 11/15/46 (c) 750 625,834
New Hope Cultural Education
Facilities Finance Corp.,
NCCD-College Station
Properties LLC, Series A (RB)
5.00%, 07/01/35 (c) 100 99,993
5.00%, 07/01/47 (c) 440 440,000
New Hope Cultural Education
Facilities Finance Corp.,
Presbyterian Village North
Project (RB)
5.25%, 10/01/49 (c) 1,000 950,867

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
New Hope Cultural Education
Facilities Finance Corp.,
Presbyterian Village North
Project, Series A (RB)
5.25%, 10/01/55 (c) $ 1,500 $ 1,394,413
New Hope Cultural Education
Facilities Finance Corp.,
Sanctuary LTC Project, Series
A-1 (RB)
5.50%, 01/01/57 (c) 4,000 3,958,218
New Hope Cultural Education
Facilities Finance Corp.,
Wesleyan Homes, Inc. Project
(RB)
5.00%, 01/01/50 (c) 250 213,859
5.00%, 01/01/55 (c) 250 208,800
5.50%, 01/01/35 (c) 1,000 1,000,006
North East Texas Regional
Mobility Authority, Series B
(RB)
5.00%, 01/01/41 (c) 400 402,282
Olney Hamilton Hospital
District (GO)
6.25%, 09/15/54 (c) 1,000 1,038,463
Port Beaumont Navigation
District, Allegiant Industrial
Island Park Project (RB)
8.00%, 02/01/39 (c) 2,725 2,452,500
Pottsboro Higher Education
Finance Corp., Imagine
International Academy of
North Texas LLC, Series A
(RB)
5.00%, 08/15/36 (c) 1,055 1,048,589
5.00%, 08/15/46 (c) 1,400 1,322,384
Reagan Hospital District, Series
A (GO)
5.12%, 02/01/39 (c) 1,000 976,453
Tarrant County Cultural
Education Facilities Finance
Corp. (RB)
5.00%, 07/01/48 (c) 2,500 2,555,834
Tarrant County Cultural
Education Facilities Finance
Corp., Air Force Villages
Obligated Group Project (RB)
5.00%, 05/15/37 (c) 125 125,114
Tarrant County Cultural
Education Facilities Finance
Corp., C.C. Young Memorial
Home Project, Series A (RB)
6.38%, 02/15/48 (c) (d) * 535 294,250
Texas Municipal Gas
Acquisition & Supply Corp.
III (RB)
5.00%, 12/15/29 1,375 1,443,096
5.00%, 12/15/32 3,425 3,641,167
Par
(000’s) Value
Texas (continued)
Texas Municipal Gas
Acquisition & Supply Corp.
V (RB)
5.00%, 01/01/55 (c) (p) $ 2,000 $ 2,125,488
Texas Municipal Gas
Acquisition and Supply Corp.
I (RB)
6.25%, 12/15/26 695 718,313
Texas Municipal Gas
Acquisition and Supply Corp.
III (RB)
5.00%, 12/15/28 925 964,840
Texas Private Activity Bond
Surface Transportation Corp.
(RB)
4.00%, 12/31/39 (c) 2,550 2,514,713
5.50%, 06/30/42 (c) 2,250 2,387,216
5.50%, 06/30/43 (c) 1,000 1,058,528
Texas Private Activity Bond
Surface Transportation Corp.,
Managed Lanes Project,
Series A (RB)
4.00%, 12/31/38 (c) 4,550 4,525,443
4.00%, 06/30/39 (c) 1,700 1,682,041
Texas Private Activity Bond
Surface Transportation Corp.,
NTE Mobility Partners LLC
North Tarrant Express Project
(RB)
5.50%, 12/31/58 (c) 1,000 1,069,703
Texas Private Activity Bond
Surface Transportation Corp.,
NTE Mobility Partners LLC
Project (RB)
5.00%, 06/30/58 (c) 10,250 10,350,560
Town of Westlake, Solana
Public Improvement District
(SA)
6.12%, 09/01/35 (c) 910 910,776
6.25%, 09/01/40 (c) 910 910,436
6.38%, 09/01/45 (c) 885 885,589
194,711,096
Utah : 0.5%
Black Desert Public
Infrastructure District (GO)
4.00%, 03/01/51 (c) 3,100 2,551,936
Fields Estates Public
Infrastructure District, Series
A (GO)
6.12%, 03/01/55 (c) 500 505,914
Fields Estates Public
Infrastructure District, Series
A-2 (SA)
5.25%, 12/01/53 (c) 1,000 985,262
Grapevine Wash Local District,
Grapevine Wash Assessment
Area No. 1, Series A-2 (SA)
5.25%, 12/01/44 (c) 1,000 954,749

Par
(000’s) Value
Utah (continued)
Medical School Campus, Public
Infrastructure District, Series
A (GO)
5.50%, 02/01/50 (c) $ 2,000 $ 1,637,109
Mida Mountain Village Public
Infrastructure District (TA)
5.12%, 06/15/54 (c) 1,000 977,012
6.00%, 06/15/54 (c) 1,000 1,037,839
Mida Mountain Village Public
Infrastructure District,
Mountain Village Assessment
Area, Series A (SA)
5.00%, 08/01/50 (c) 2,000 1,973,672
Utah Charter School Finance
Authority, Freedom Academy
Foundation Project (RB)
5.25%, 06/15/37 (c) 1,500 1,471,839
5.38%, 06/15/48 (c) 2,195 2,062,934
Washington County, Black
Desert Public Infrastructure
District (SA)
5.62%, 12/01/53 (c) 3,000 3,025,648
17,183,914
Vermont : 0.0%
Vermont Economic
Development Authority,
Wake Robin Corp. Project,
Series A (RB)
4.00%, 05/01/37 (c) 500 480,279
Underline
Virgin Islands : 0.5%
Matching Fund Special Purpose
Securitization Corp., Virgin
Island, Series A (RB)
5.00%, 10/01/28 1,000 1,040,530
5.00%, 10/01/32 5,010 5,286,609
5.00%, 10/01/39 (c) 5,000 5,167,977
Virgin Islands Public Finance
Authority (RB)
6.00%, 04/01/53 (c) 2,000 2,085,346
Virgin Islands Public Finance
Authority, Virgin Islands
Gross Receipts Taxes Loan
Note (RB) (NATL)
4.25%, 10/01/29 (c) 720 728,039
Virgin Islands Public Finance
Authority, Virgin Islands
Gross Receipts Taxes Loan
Note, Series C (RB)
4.50%, 10/01/44 (c) 550 462,186
Virgin Islands Public Finance
Authority, Virgin Islands
Gross Receipts Taxes, Series
C (RB)
5.00%, 10/01/30 (c) 1,000 999,953
Virgin Islands Water & Power
Authority, Series B (RB)
5.00%, 07/01/25 (c) 1,170 1,161,017
5.00%, 07/01/27 (c) 170 163,578
17,095,235
Par
(000’s) Value
Virginia : 2.4%
Bristol Industrial Development
Authority, Series B (RB)
6.35%, 11/01/44 (c) (d) * $ 250 $ 142,030
Cherry Hill Community
Development Authority,
Potomac Shores Project (SA)
5.15%, 03/01/35 (c) 200 200,048
Chesapeake Bay Bridge and
Tunnel District, First Tier (RB)
5.00%, 07/01/46 (c) 8,000 8,040,495
5.00%, 07/01/51 (c) 1,025 1,028,678
City of Hopewell, Sewer
System, Series A (RB)
5.00%, 07/15/33 (c) 240 240,036
Farms New Kent Community
Development Authority,
Series A (SA)
3.75%, 03/01/36 (c) 3,095 2,944,784
Farmville Industrial
Development Authority,
Educational Facilities,
Longwood University Student
Housing Projects, Series A
(RB)
5.00%, 01/01/50 (c) 1,500 1,421,984
5.00%, 01/01/59 (c) 1,000 924,977
James City County Economic
Development Authority (RB)
6.88%, 12/01/58 (c) 1,000 1,100,102
Lynchburg Economic
Development Authority,
Central Health, Inc., Series
A (RB)
5.00%, 01/01/47 (c) 4,950 4,983,905
Roanoke County Economic
Development Authority,
Residential Care Facility (RB)
5.50%, 09/01/58 (c) (p) 2,280 2,262,987
Tobacco Settlement Financing
Corp./VA (RB)
5.00%, 06/01/47 (c) 5,000 4,877,172
Virginia Beach Development
Authority (RB)
5.00%, 09/01/40 (c) 1,750 1,770,484
7.00%, 09/01/53 (c) 1,000 1,134,806
7.00%, 09/01/59 (c) 6,560 7,399,268
Virginia College Building
Authority, Marymount
University Project, Series B
(RB)
5.25%, 07/01/30 (c) 1,300 1,247,910
Virginia Small Business
Financing Authority (RB)
4.00%, 01/01/38 (c) 5,000 4,909,235
5.00%, 12/31/49 (c) 1,000 1,006,452
5.50%, 12/01/54 (c) 1,000 1,050,553

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Virginia (continued)
Virginia Small Business
Financing Authority, 95
Express Lanes LLC Project
(RB)
5.00%, 01/01/34 (c) $ 2,500 $ 2,650,053
Virginia Small Business
Financing Authority, I-495 Hot
Lanes Project (RB)
5.00%, 12/31/47 (c) 6,305 6,462,372
Virginia Small Business
Financing Authority,
Residential Care Facilities,
Lifespire of Virginia (RB)
(AGM)
4.00%, 12/01/36 (c) 1,000 985,126
Virginia Small Business
Financing Authority, Senior
Lien 95 Express Lanes, LLC
Project (RB)
4.00%, 01/01/40 (c) 1,250 1,194,267
4.00%, 01/01/41 (c) 1,000 944,655
4.00%, 01/01/48 (c) 3,925 3,482,891
5.00%, 01/01/33 (c) 4,945 5,257,254
Virginia Small Business
Financing Authority, Senior
Lien I-495 Hot Lanes Project
(RB)
5.00%, 12/31/52 (c) 2,000 2,042,134
Virginia Small Business
Financing Authority, Senior
Lien Transform 66 P3 Project
(RB)
5.00%, 12/31/56 (c) 5,520 5,540,899
Virginia Small Business
Financing Authority, Senior
Lien, 95 Express Lanes LLC
Project (RB)
4.00%, 01/01/39 (c) 2,810 2,707,827
Wise County Industrial
Development Authority,
Virginia Electric and Power
Co. Project, Series A (RB)
(AGC)
0.75%, 10/01/40 (p) 1,000 976,633
78,930,017
Washington : 1.0%
King County Public Hospital
District No. 4, Snoqualmie
Valley Hospital, Series A (RB)
5.75%, 12/01/30 (c) 500 503,516
6.00%, 12/01/35 (c) 500 504,245
6.25%, 12/01/45 (c) 250 250,094
Washington Health Care
Facilities Authority, Virginia
Mason Medical Center (RB)
5.00%, 08/15/34 (c) 205 210,142
5.00%, 08/15/37 (c) 3,000 3,056,316
Par
(000’s) Value
Washington (continued)
Washington State Convention
Center Public Facilities
District (RB)
4.00%, 07/01/58 (c) $ 2,000 $ 1,753,086
Washington State Housing
Finance Commission (RB)
5.50%, 07/01/59 (c) 1,000 1,061,830
Washington State Housing
Finance Commission,
Bayview Manor Senior
Project, Series A (RB)
5.00%, 07/01/36 (c) 1,150 1,145,993
5.00%, 07/01/46 (c) 2,150 1,987,616
Washington State Housing
Finance Commission, Eliseo
Project, Series A (RB)
4.00%, 01/01/41 (c) 3,000 2,523,958
Washington State Housing
Finance Commission,
Parkshore Juanita Bay
Project, Series A (RB)
5.75%, 01/01/53 (c) 1,000 1,006,306
Washington State Housing
Finance Commission,
Presbyterian Retirement
Communities Northwest
Projects, Series A (RB)
5.00%, 01/01/36 (c) 2,125 2,128,739
5.00%, 01/01/51 (c) 2,495 2,294,648
Washington State Housing
Finance Commission, Raford
Court and Nordheim Court
Portfolio (RB)
5.00%, 07/01/54 (c) 500 512,807
Washington State Housing
Finance Commission, Series
A (RB)
3.50%, 12/20/35 4,062 3,796,527
Washington State Housing
Finance Commission,
Transforming Age Projects,
Series A (RB)
5.00%, 01/01/55 (c) 6,000 5,431,826
Washington State Housing
Finance Commission, Wesley
Homes at Lea Hill Project (RB)
5.00%, 07/01/46 (c) 500 428,324
5.00%, 07/01/51 (c) 1,250 1,039,327
Washington State, Convention
Center Public Facilities
District (RB)
4.00%, 07/01/31 2,700 2,739,308
32,374,608
West Virginia : 0.1%
Harrison County Building
Commission, General
Services Administration
Building Project (RB)
3.12%, 10/01/45 (c) 700 509,860

Par
(000’s) Value
West Virginia (continued)
3.25%, 10/01/50 (c) $ 820 $ 583,795
3.50%, 10/01/40 (c) 1,000 870,878
1,964,533
Wisconsin : 2.8%
Public Finance Authority (RB)
0.00%, 12/15/38 (c) ^ 1,000 437,805
0.00%, 07/01/62 1,000 732,500
4.00%, 07/15/34 (c) 580 568,623
4.25%, 07/15/44 (c) 750 703,456
4.50%, 07/15/49 (c) 800 754,094
4.50%, 07/15/53 (c) 1,000 926,513
5.00%, 07/15/30 (c) 500 500,968
5.00%, 07/01/35 295 306,424
5.00%, 06/15/54 (c) 1,375 1,323,731
5.00%, 07/01/55 (c) 2,000 1,909,765
5.00%, 07/01/60 (c) 1,000 944,618
5.25%, 11/15/50 (c) 1,000 1,056,324
5.25%, 11/15/61 (c) 1,000 1,042,665
5.50%, 09/01/30 (c) 250 258,367
5.50%, 12/15/32 (c) 430 425,540
5.50%, 07/01/44 (c) 1,800 1,891,579
5.75%, 07/01/54 (c) 2,000 2,125,281
6.25%, 09/01/46 (c) 500 519,379
6.25%, 10/01/53 (c) 1,000 1,042,965
Public Finance Authority
Educational Facilities, Charter
Day School, Inc. Project,
Series A (RB)
5.00%, 12/01/55 (c) 1,000 930,279
Public Finance Authority
Educational Facilities,
Cincinnati Classical Academy,
Series A (RB)
6.00%, 06/15/64 (c) 500 502,316
Public Finance Authority
Retirement Facilities,
Southminster (RB)
5.00%, 10/01/48 (c) 1,000 966,282
Public Finance Authority,
Bancroft Neurohealth
Project, Series A (RB)
5.12%, 06/01/48 (c) 250 245,477
Public Finance Authority,
Bonnie Cone Classical
Academy, Inc. (RB)
5.62%, 06/15/54 (c) 750 747,308
5.62%, 06/15/59 (c) 1,000 988,722
Public Finance Authority,
Carson Valley Medical Center,
Series A (RB) (SAW)
4.00%, 12/01/51 (c) 5,250 4,389,724
Public Finance Authority,
Cornerstone Charter
Academy, Series A (RB)
5.12%, 02/01/46 (c) 550 551,015
Public Finance Authority,
Corvian Community School
Project, Series A (RB)
4.25%, 06/15/29 (c) 340 332,564
Par
(000’s) Value
Wisconsin (continued)
5.00%, 06/15/39 (c) $ 500 $ 473,458
5.00%, 06/15/49 (c) 500 443,366
Public Finance Authority,
Crossroads Health Project,
Series A (RB)
8.00%, 07/01/53 (c) 1,000 1,033,396
8.12%, 07/01/58 (c) 1,000 1,033,563
Public Finance Authority,
Educational Facilities, Lake
Erie College Project, Series
A (RB)
5.88%, 10/01/54 (c) 1,000 652,759
Public Finance Authority, Grand
Hyatt San Antonio Hotel
Acquisition Project, Series A
(RB)
5.00%, 02/01/52 (c) 2,000 2,030,920
5.00%, 02/01/62 (c) 3,005 3,040,413
Public Finance Authority,
Healthcare Facility Expansion,
Church Home of Hartford,
Inc. Project, Series A (RB)
5.00%, 09/01/25 25 25,056
5.00%, 09/01/38 (c) 1,500 1,500,086
Public Finance Authority, Living
Community First Mortgage
(RB)
4.25%, 05/01/29 (c) 335 314,844
5.00%, 03/01/37 (c) 1,250 1,239,891
Public Finance Authority,
Lombard Conference and
Hotel Center, Second-Tier
(RB) (ACA)
3.75%, 07/01/51 (c) (d) * 890 624,054
Public Finance Authority, Marys
Woods at Marylhurst Project,
Series A (RB)
5.25%, 05/15/37 (c) 1,350 1,363,760
Public Finance Authority, Mater
Academy of Nevada - East
Las Vegas Campus Project,
Series A (RB)
5.00%, 12/15/44 (c) 690 691,738
5.00%, 12/15/54 (c) 1,500 1,457,279
Public Finance Authority, Miami
Worldcenter Project, Series
A (TA)
5.00%, 06/01/41 (c) 4,000 4,114,070
Public Finance Authority,
Penick Village (RB)
4.00%, 09/01/29 (c) 315 310,973
5.00%, 09/01/39 (c) 500 502,212
5.00%, 09/01/49 (c) 500 477,519
Public Finance Authority, Prime
Healthcare Foundation, Inc.,
Series A (RB)
5.20%, 12/01/37 (c) 1,405 1,443,677

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Wisconsin (continued)
Public Finance Authority,
Roseman University of Health
Sciences Project (RB)
5.88%, 04/01/45 (c) $ 4,000 $ 4,007,636
Public Finance Authority, Sky
Harbour Capital LLC, Aviation
Facilities Project (RB)
4.00%, 07/01/41 (c) 500 450,677
4.00%, 09/01/51 (c) 1,500 1,083,308
4.25%, 07/01/54 (c) 4,765 3,978,106
Public Finance Authority, Texas
Infrastructure Program,
Mayfair Project, Series A-4
(RB)
5.50%, 11/15/32 (c) 750 750,742
Public Finance Authority, The
Foundation of the University
of North Carolina, Inc., Series
A (RB)
4.00%, 09/01/56 (c) 1,060 740,797
Public Finance Authority, Trinity
Regional Hospital Sachse,
Series A-1 (RB)
7.38%, 01/01/50 (c) (d) * 4,265 43
Public Finance Authority,
Ultimate Medical Academy
Project, Series A (RB)
5.00%, 10/01/34 (c) 2,000 2,029,744
5.00%, 10/01/39 (c) 1,950 1,952,277
Public Finance Authority,
University of North Carolina
at Charlotte Inc., Series A (RB)
4.00%, 09/01/41 (c) 1,000 809,882
Public Finance Authority,
Wingate University, Series A
(RB)
5.25%, 10/01/48 (c) 2,255 2,199,086
Public Finance Authority,
Wisconsin Senior Airport
Facilities, Series B (RB)
5.00%, 07/01/42 (c) 9,000 8,999,536
Public Finance Authority,
Wisconsin Texas
Infrastructure Program,
Bridgewater Project (RB)
5.62%, 12/15/30 (c) 419 419,010
Public Finance Authority,
Wonderful Foundation
Charter School Portfolio
Project, Series A-1 (RB)
5.00%, 01/01/55 (c) 5,545 5,272,606
Wisconsin Health & Educational
Facilities Authority (RB)
5.00%, 07/01/35 (c) 750 755,047
5.88%, 07/01/55 (c) 1,000 1,014,005
Par
(000’s) Value
Wisconsin (continued)
Wisconsin Health and
Educational Facilities
Authority, Covenant
Communities, Inc. Project,
Series A-1 (RB) (SAW)
4.00%, 07/01/48 (c) $ 105 $ 85,113
Wisconsin Health and
Educational Facilities
Authority, Covenant
Communities, Inc. Project,
Series B (RB)
4.38%, 07/01/38 (c) 850 746,087
Wisconsin Health and
Educational Facilities
Authority, Marshfield Clinic
Health System, Series A (RB)
(BAM)
4.50%, 02/15/54 (c) 1,000 993,041
Wisconsin Health and
Educational Facilities
Authority, St. Camillus Health
System, Inc., Series A (RB)
5.00%, 11/01/39 (c) 1,950 1,861,695
5.00%, 11/01/54 (c) 500 446,168
Wisconsin State Health
& Educational Facilities
Authority, Marshfield Clinic
Health System, Inc., Series A
(RB) (AGM)
5.00%, 02/15/32 (c) 1,500 1,598,719
90,090,643
Total Municipal Bonds: 97.8%
(Cost: $3,310,839,122) 3,191,199,672
Other assets less liabilities: 2.2% 71,541,172
NET ASSETS: 100.0% $ 3,262,740,844

FootnoteRuleAboveBlank
Footnotes:
Definitions:
ACA Credit Agricole SA
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
GO General Obligation
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
SA Special Assessment
SAW State Aid Withholding
SBG School Board Guaranteed
SD CRED
PROG Special District Credit Enhancement Program
TA Tax Allocation
XLCA Syncora Guarantee, Inc.
(c) Callable Security — the date disclosed is the date the security may be redeemed by the issuer
(p) Putable Security — the date disclosed is the date the security may be redeemed by the investor
* Non-income producing
(d) Security in default
^ Zero Coupon Bond